UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:          (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2013

Item 1.	Schedule of Investments.

The Lazard Funds, Inc. Portfolios of Investments March 31, 2013 (unaudited)

Description	Shares	Value

Lazard US Equity Concentrated Portfolio

Common Stocks | 87.6%

Alcohol & Tobacco | 3.6%

Molson Coors Brewing Co., Class B	117,510	$5,749,764

Automotive | 1.9%

General Motors Co. (a)	112,880	3,140,322

Cable Television | 1.9%

Comcast Corp., Class A	78,410	3,106,604

Commercial Services | 1.9%

Corrections Corp. of America	78,690	3,074,418

Computer Software | 3.4%

Microsoft Corp.	194,675	5,569,652

Financial Services | 2.4%

Janus Capital Group, Inc.	408,115	3,836,281

Food & Beverages | 3.4%

Sysco Corp.	158,665	5,580,248

Leisure & Entertainment | 5.8%

Viacom, Inc., Class B	152,785	9,406,972

Medical Products | 12.8%

Baxter International, Inc.	60,670	4,407,069
CareFusion Corp. (a)	274,845	9,616,826
McKesson Corp.	61,885	6,681,105

		20,705,000

Metals & Mining | 5.2%

Silver Wheaton Corp.	122,625	3,844,294
US Silica Holdings, Inc.	191,241	4,509,463

		8,353,757

Pharmaceutical & Biotechnology | 13.5%

Pfizer, Inc.	495,719	14,306,450
Zoetis, Inc.	224,115	7,485,441

		21,791,891

Real Estate | 4.8%

Lexington Realty Trust REIT	338,935	3,999,433
Vornado Realty Trust	45,395	3,796,838

		7,796,271

Retail | 17.1%

Advance Auto Parts, Inc.	81,885	6,767,795
American Eagle Outfitters, Inc.	221,470	4,141,489
Big Lots, Inc. (a)	93,680	3,304,094
CVS Caremark Corp.	90,305	4,965,872
Wal-Mart Stores, Inc.	112,595	8,425,484

		27,604,734

Description	Shares	Value

Technology Hardware | 9.9%

Cisco Systems, Inc.	538,700	$11,264,217
Hewlett-Packard Co.	200,475	4,779,324

		16,043,541

Total Common Stocks (Identified cost $125,573,875)		141,759,455

Short-Term Investment | 11.7%

State Street Institutional Treasury Money Market Fund (Identified cost $18,912,617)	18,912,617	18,912,617

Total Investments | 99.3% (Identified cost $144,486,492) (b)		$160,672,072

Cash and Other Assets in Excess of Liabilities | 0.7%		1,077,918

Net Assets | 100.0%		$161,749,990

Description	Shares	Value

Lazard US Strategic Equity Portfolio

Common Stocks | 98.1%

Aerospace & Defense | 2.2%

Raytheon Co.	13,100	$770,149
The Boeing Co.	13,800	1,184,730

		1,954,879

Agriculture | 0.9%

The Mosaic Co.	14,275	850,933

Alcohol & Tobacco | 2.5%

Molson Coors Brewing Co., Class B	47,050	2,302,157

Automotive | 1.2%

General Motors Co. (a)	38,700	1,076,634

Banking | 2.4%

Bank of America Corp.	125,500	1,528,590
Regions Financial Corp.	81,200	665,028

		2,193,618

Cable Television | 2.0%

Comcast Corp., Class A	45,850	1,816,577

Chemicals | 1.8%

E.l. du Pont de Nemours & Co.	20,650	1,015,154
Eastman Chemical Co.	8,700	607,869

		1,623,023

Commercial Services | 2.5%

ADT Corp.	9,150	447,801
Corrections Corp. of America	21,350	834,145
Republic Services, Inc.	28,900	953,700

		2,235,646

Computer Software | 4.3%

BMC Software, Inc. (a)	24,050	1,114,236
Microsoft Corp.	47,900	1,370,419
Oracle Corp.	42,200	1,364,748

		3,849,403

Consumer Products | 1.4%

Hasbro, Inc.	29,600	1,300,624

Energy Exploration & Production | 2.9%

Anadarko Petroleum Corp.	13,000	1,136,850
Devon Energy Corp.	26,300	1,483,846

		2,620,696

Energy Integrated | 4.4%

Chevron Corp.	18,700	2,221,934
Consol Energy, Inc.	52,050	1,751,482

		3,973,416

Description	Shares	Value

Energy Services | 2.5%

Halliburton Co.	23,500	$949,635
Transocean, Ltd.	25,415	1,320,563

		2,270,198

Financial Services | 7.0%

American Express Co.	18,700	1,261,502
Ameriprise Financial, Inc.	13,150	968,497
Capital One Financial Corp.	15,300	840,735
Citigroup, Inc.	56,550	2,501,772
Janus Capital Group, Inc.	77,585	729,299

		6,301,805

Food & Beverages | 3.5%

PepsiCo, Inc.	11,700	925,587
Sysco Corp.	62,800	2,208,676

		3,134,263

Health Services | 1.1%

UnitedHealth Group, Inc.	17,300	989,733

Insurance | 1.7%

The Hartford Financial Services Group, Inc.	24,700	637,260
The Travelers Cos., Inc.	10,900	917,671

		1,554,931

Leisure & Entertainment | 3.3%

Viacom, Inc., Class B	49,150	3,026,166

Manufacturing | 3.3%

Caterpillar, Inc.	7,700	669,669
Honeywell International, Inc.	18,593	1,400,983
Tyco International, Ltd.	28,700	918,400

		2,989,052

Medical Products | 8.0%
Baxter International, Inc.	26,200	1,903,168
CareFusion Corp. (a)	70,200	2,456,298
McKesson Corp.	26,200	2,828,552

		7,188,018

Metals & Mining | 0.4%

Walter Energy, Inc.	13,100	373,350

Pharmaceutical & Biotechnology | 10.3%

Gilead Sciences, Inc. (a)	38,100	1,864,233
Johnson & Johnson	24,010	1,957,535
Pfizer, Inc.	136,950	3,952,377
Zoetis, Inc.	46,600	1,556,440

		9,330,585

Real Estate | 0.8%

Vornado Realty Trust	8,700	727,668

Description	Shares	Value

Lazard US Strategic Equity Portfolio (concluded)

Retail | 13.3%

Advance Auto Parts, Inc.	13,400	$1,107,510
American Eagle Outfitters, Inc.	71,455	1,336,208
AutoZone, Inc. (a)	2,291	909,000
Big Lots, Inc. (a)	23,880	842,248
CVS Caremark Corp.	43,300	2,381,067
Lowe’s Cos., Inc.	22,750	862,680
Macy’s, Inc.	24,600	1,029,264
Wal-Mart Stores, Inc.	47,355	3,543,575

		12,011,552

Semiconductors & Components | 1.0%

Texas Instruments, Inc.	26,200	929,576

Technology | 1.6%

Google, Inc., Class A (a)	1,807	1,434,812

Technology Hardware | 11.8%

Apple, Inc.	3,786	1,675,797
Cisco Systems, Inc.	174,305	3,644,718
EMC Corp. (a)	64,800	1,548,072
Hewlett-Packard Co.	40,400	963,136
International Business Machines Corp.	5,690	1,213,677
Qualcomm, Inc.	23,600	1,580,020

		10,625,420

Total Common Stocks (Identified cost $74,062,815)		88,684,735

Preferred Stock | 0.0%

Automotive | 0.0%

Better Place, Inc., Series B (Identified cost $453,501) (a), (c)	181,401	0

Short-Term Investment | 1.7%

State Street Institutional Treasury Money Market Fund (Identified cost $1,493,817)	1,493,817	1,493,817

Total Investments | 99.8% (Identified cost $76,010,133) (b)		$90,178,552

Cash and Other Assets in Excess of Liabilities | 0.2%		193,133

Net Assets | 100.0%		$90,371,685

Description	Shares	Value

Lazard US Mid Cap Equity Portfolio

Common Stocks | 96.4%

Aerospace & Defense | 1.0%

Rockwell Collins, Inc.	9,200	$580,704

Alcohol & Tobacco | 3.1%

Molson Coors Brewing Co., Class B	38,500	1,883,805

Banking | 5.5%

East West Bancorp, Inc.	38,000	975,460
Regions Financial Corp.	134,000	1,097,460
Signature Bank (a)	15,900	1,252,284

		3,325,204

Chemicals | 2.2%

Eastman Chemical Co.	18,700	1,306,569

Commercial Services | 5.5%

Corrections Corp. of America	11,600	453,212
Realogy Holdings Corp.	7,600	371,184
Republic Services, Inc.	25,900	854,700
The Interpublic Group of Cos., Inc.	51,700	673,651
Vantiv, Inc., Class A (a)	40,000	949,600

		3,302,347

Computer Software | 8.5%

Autodesk, Inc. (a)	16,300	672,212
BMC Software, Inc. (a)	26,300	1,218,479
Check Point Software Technologies, Ltd. (a)	14,300	671,957
Informatica Corp. (a)	16,200	558,414
Intuit, Inc.	22,500	1,477,125
Red Hat, Inc. (a)	9,600	485,376

		5,083,563

Consumer Products | 4.1%

Hasbro, Inc.	40,600	1,783,964
Newell Rubbermaid, Inc.	24,800	647,280

		2,431,244

Diversified | 1.8%

SPX Corp.	13,600	1,073,856

Energy Exploration & Production | 2.5%

EQT Corp.	8,900	602,975
Noble Energy, Inc.	7,900	913,714

		1,516,689

Energy Integrated | 0.9%

PBF Energy, Inc.	15,000	557,550

Energy Services | 4.0%

Cameron International Corp. (a)	10,900	710,680
CARBO Ceramics, Inc.	4,700	428,029
Oil States International, Inc. (a)	8,400	685,188

Description	Shares	Value

Rowan Cos. PLC, Class A (a)	16,400	$579,904

		2,403,801

Financial Services | 3.0%

Ameriprise Financial, Inc.	15,600	1,148,940
IntercontinentalExchange, Inc. (a)	3,800	619,666

		1,768,606

Food & Beverages | 3.4%

Sysco Corp.	58,300	2,050,411

Health Services | 4.0%

Aetna, Inc.	14,600	746,352
AmerisourceBergen Corp.	31,900	1,641,255

		2,387,607

Insurance | 4.2%

PartnerRe, Ltd.	6,700	623,837
The Hartford Financial Services Group, Inc.	30,200	779,160
Willis Group Holdings PLC	27,700	1,093,873

		2,496,870

Manufacturing | 6.5%

B/E Aerospace, Inc. (a)	11,200	675,248
Dover Corp.	28,000	2,040,640
Joy Global, Inc.	13,500	803,520
WESCO International, Inc. (a)	5,400	392,094

		3,911,502

Medical Products | 6.9%

CareFusion Corp. (a)	60,600	2,120,394
Henry Schein, Inc. (a)	9,000	832,950
Zimmer Holdings, Inc.	15,700	1,180,954

		4,134,298

Pharmaceutical & Biotechnology | 2.3%

Vertex Pharmaceuticals, Inc. (a)	15,000	824,700
Zoetis, Inc.	16,200	541,080

		1,365,780

Real Estate | 5.0%

Kilroy Realty Corp. REIT	17,200	901,280
Lexington Realty Trust REIT	73,900	872,020
The Macerich Co. REIT	19,400	1,248,972

		3,022,272

Retail | 9.8%

American Eagle Outfitters, Inc.	25,000	467,500
AutoZone, Inc. (a)	4,765	1,890,610
Big Lots, Inc. (a)	11,500	405,605
Macy’s, Inc.	42,100	1,761,464
Ross Stores, Inc.	22,400	1,357,888

		5,883,067

Description	Shares	Value

Lazard US Mid Cap Equity Portfolio (concluded)

Semiconductors & Components | 3.1%

Avago Technologies, Ltd.	24,400	$876,448
TE Connectivity, Ltd.	8,700	364,791
Xilinx, Inc.	15,500	591,635

		1,832,874

Technology | 4.6%

Amdocs, Ltd.	11,100	402,375
Fidelity National Information Services, Inc.	30,900	1,224,258
Gartner, Inc. (a)	13,200	718,212
NetScout Systems, Inc. (a)	17,500	429,975

		2,774,820

Technology Hardware | 3.2%

F5 Networks, Inc. (a)	8,000	712,640
NetApp, Inc. (a)	35,700	1,219,512

		1,932,152

Transportation | 1.3%

Landstar System, Inc.	13,500	770,715

Total Common Stocks
(Identified cost $51,396,097)		57,796,306

Preferred Stock | 0.0%

Automotive | 0.0%

Better Place, Inc., Series B
(Identified cost $1,307,499) (a), (c)	523,000	0

Short-Term Investment | 0.6%

State Street Institutional Treasury Money Market Fund (Identified cost $388,367)	388,367	388,367

Total Investments | 97.0% (Identified cost $53,091,963) (b)		$58,184,673

Cash and Other Assets in Excess of Liabilities | 3.0%		1,786,183

Net Assets | 100.0%		$59,970,856

Description	Shares	Value

Lazard US Small-Mid Cap Equity Portfolio

Common Stocks | 96.6%

Automotive | 1.9%

Modine Manufacturing Co. (a)	317,520	$2,889,432
Tenneco, Inc. (a)	84,650	3,327,592

		6,217,024

Banking | 7.5%

East West Bancorp, Inc.	199,200	5,113,464
EverBank Financial Corp.	89,100	1,372,140
PacWest Bancorp	196,701	5,725,966
Signature Bank (a)	73,600	5,796,736
TCF Financial Corp.	221,200	3,309,152
Wintrust Financial Corp.	87,293	3,233,333

		24,550,791

Chemicals | 3.7%

Innophos Holdings, Inc.	69,400	3,786,464
Intrepid Potash, Inc.	160,000	3,001,600
Rockwood Holdings, Inc.	57,600	3,769,344
Solazyme, Inc. (a)	184,800	1,443,288

		12,000,696

Commercial Services | 2.6%

ARC Document Solutions, Inc. (a)	232,523	692,919
KAR Auction Services, Inc.	171,400	3,433,142
National CineMedia, Inc.	123,800	1,953,564
Realogy Holdings Corp.	48,700	2,378,508

		8,458,133

Computer Software | 6.6%

Autodesk, Inc. (a)	128,515	5,299,959
BMC Software, Inc. (a)	88,600	4,104,838
Informatica Corp. (a)	114,550	3,948,538
j2 Global, Inc.	83,460	3,272,467
Red Hat, Inc. (a)	97,850	4,947,296

		21,573,098

Construction & Engineering | 2.2%

MasTec, Inc. (a)	140,300	4,089,745
Quanta Services, Inc. (a)	105,000	3,000,900

		7,090,645

Consumer Products | 4.8%

Central Garden & Pet Co., Class A (a)	348,200	2,862,204
Hasbro, Inc.	108,800	4,780,672
Matthews International Corp., Class A	154,314	5,384,015
The Middleby Corp. (a)	16,400	2,495,260

		15,522,151

Diversified | 1.0%

SPX Corp.	39,900	3,150,504

Description	Shares	Value

Energy Exploration & Production | 1.8%

Diamondback Energy, Inc.	119,990	$3,220,532
PDC Energy, Inc. (a)	56,900	2,820,533

		6,041,065

Energy Services | 3.7%

Key Energy Services, Inc. (a)	382,300	3,088,984
Oil States International, Inc. (a)	60,400	4,926,828
Rowan Cos. PLC, Class A (a)	110,900	3,921,424

		11,937,236

Financial Services | 3.0%

Raymond James Financial, Inc.	120,000	5,532,000
Waddell & Reed Financial, Inc., Class A	97,100	4,251,038

		9,783,038

Food & Beverages | 0.8%

TreeHouse Foods, Inc. (a)	41,300	2,690,695

Forest & Paper Products | 2.8%

Rock-Tenn Co., Class A	34,100	3,164,139
Schweitzer-Mauduit International, Inc.	155,000	6,003,150

		9,167,289

Health Services | 3.0%

Brookdale Senior Living, Inc. (a)	134,200	3,741,496
Team Health Holdings, Inc. (a)	73,300	2,666,654
VCA Antech, Inc. (a)	142,700	3,352,023

		9,760,173

Insurance | 3.1%

Arch Capital Group, Ltd. (a)	100,300	5,272,771
Brown & Brown, Inc.	155,700	4,988,628

		10,261,399

Leisure & Entertainment | 1.9%

Bally Technologies, Inc. (a)	62,340	3,239,810
Texas Roadhouse, Inc.	147,900	2,986,101

		6,225,911

Manufacturing | 11.1%

Actuant Corp., Class A	158,190	4,843,778
B/E Aerospace, Inc. (a)	69,500	4,190,155
Carpenter Technology Corp.	85,800	4,229,082
FLIR Systems, Inc.	130,170	3,385,722
Harsco Corp.	101,900	2,524,063
Joy Global, Inc.	58,220	3,465,254
Kennametal, Inc.	72,442	2,828,136
Littelfuse, Inc.	47,900	3,250,015
Regal-Beloit Corp.	38,720	3,158,003
TriMas Corp. (a)	130,150	4,225,970

		36,100,178

Description	Shares	Value

Lazard US Small-Mid Cap Equity Portfolio (concluded)

Medical Products | 4.5%

CareFusion Corp. (a)	187,500	$6,560,625
Haemonetics Corp. (a)	104,900	4,370,134
Henry Schein, Inc. (a)	40,900	3,785,295

		14,716,054

Metal & Glass Containers | 1.1%

Owens-Illinois, Inc. (a)	129,600	3,453,840

Metals & Mining | 1.6%

US Silica Holdings, Inc.	141,430	3,334,919
Walter Energy, Inc.	62,100	1,769,850

		5,104,769

Pharmaceutical & Biotechnology | 1.4%

Vertex Pharmaceuticals, Inc. (a)	81,270	4,468,225

Real Estate | 6.9%

Camden Property Trust REIT	74,000	5,082,320
Extra Space Storage, Inc. REIT	131,800	5,175,786
Kilroy Realty Corp. REIT	99,350	5,205,940
Lexington Realty Trust REIT	268,900	3,173,020
The Macerich Co. REIT	62,177	4,002,955

		22,640,021

Retail | 3.7%

American Eagle Outfitters, Inc.	224,775	4,203,292
Iconix Brand Group, Inc. (a)	166,200	4,299,594
Vera Bradley, Inc. (a)	157,000	3,709,910

		12,212,796

Semiconductors & Components | 6.1%

II-VI, Inc. (a)	241,900	4,121,976
LSI Corp. (a)	626,800	4,249,704
Microsemi Corp. (a)	147,600	3,419,892
ON Semiconductor Corp. (a)	607,500	5,030,100
Xilinx, Inc.	83,800	3,198,646

		20,020,318

Technology | 4.6%

FleetMatics Group PLC	113,900	2,762,075
NetScout Systems, Inc. (a)	224,330	5,511,788
SS&C Technologies Holdings, Inc. (a)	222,039	6,656,729

		14,930,592

Transportation | 3.7%

Alaska Air Group, Inc. (a)	73,000	4,669,080
Echo Global Logistics, Inc. (a)	151,243	3,345,495
Hub Group, Inc., Class A (a)	105,700	4,065,222

		12,079,797

Description	Shares	Value

Water | 1.5%

California Water Service Group	252,972	$5,034,143

Total Common Stocks
(Identified cost $274,774,889)		315,190,581

Preferred Stock | 0.0%

Automotive | 0.0%

Better Place, Inc., Series B
(Identified cost $452,901) (a), (c)	181,161	0

Description	Principal Amount (000)	Value

Repurchase Agreement | 3.0%

State Street Bank and Trust Co., 0.01%, 04/01/13 (Dated 03/28/13, collateralized by $9,830,000 United States Treasury Note, 1.375%, 11/30/15, with a value of $10,145,681) Proceeds of $9,944,011 (Identified cost $9,944,000)	$9,944	$9,944,000

Total Investments | 99.6% (Identified cost $285,171,790) (b)		$325,134,581

Cash and Other Assets in Excess of Liabilities | 0.4%		1,154,162

Net Assets | 100.0%		$326,288,743

Description	Shares	Value

Lazard Global Listed Infrastructure Portfolio

Common Stocks | 97.2%

Australia | 13.5%

DUET Group	5,351,827	$12,815,731
Macquarie Atlas Roads Group	2,949,301	4,790,239
Spark Infrastructure Group	7,274,009	12,571,741
Transurban Group	1,875,976	12,461,245

		42,638,956

Austria | 2.6%

Flughafen Wien AG	135,870	8,089,096

France | 7.6%

Aeroports de Paris	170,797	14,487,013
Vinci SA	209,300	9,429,100

		23,916,113

Germany | 7.1%

Fraport AG	401,829	22,522,084

Italy | 20.4%

Atlantia SpA	1,483,172	23,422,848
ASTM SpA	546,923	6,390,287
Hera SpA	4,158,328	7,318,579
Snam SpA	1,384,547	6,311,127
Societa Iniziative Autostradali e Servizi SpA	1,254,168	11,743,929
Terna SpA	2,234,975	9,253,641

		64,440,411

Japan | 14.8%

Osaka Gas Co., Ltd.	3,550,300	15,500,858
Toho Gas Co., Ltd.	2,468,350	15,680,388
Tokyo Gas Co., Ltd.	2,854,700	15,405,403

		46,586,649

Luxembourg | 1.4%

SES SA	141,443	4,433,001

South Korea | 2.0%

Macquarie Korea Infrastructure Fund	1,025,097	6,246,771

Spain | 8.6%

Abertis Infraestructuras SA	715,438	12,022,981
Enagas SA	246,475	5,739,126
Red Electrica Corporacion SA	186,117	9,364,038

		27,126,145

Switzerland | 2.4%

Flughafen Zuerich AG	16,055	7,471,080

United Kingdom | 1.0%

Pennon Group PLC	326,200	3,087,865

United States | 15.8%

American States Water Co.	49,000	2,820,930

Description	Shares	Value

California Water Service Group	339,465	$6,755,354
CSX Corp.	524,100	12,908,583
Norfolk Southern Corp.	185,537	14,301,192
PG&E Corp.	152,879	6,807,702
SJW Corp.	61,500	1,629,750
Union Pacific Corp.	33,006	4,700,384

		49,923,895

Total Common Stocks
(Identified cost $288,148,261)		306,482,066

Short-Term Investment | 3.8%

State Street Institutional Treasury Money Market Fund (Identified cost $12,074,497)	12,074,497	12,074,497

Total Investments | 101.0%
(Identified cost $300,222,758) (b)		$318,556,563

Liabilities in Excess of Cash and Other Assets | (1.0)%		(3,283,590)

Net Assets | 100.0%		$315,272,973

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at March 31, 2013:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Sale Contracts
AUD	HSB	06/27/13	21,524,930	$22,187,468	$22,268,264	$—	$80,796
AUD	RBC	06/27/13	17,566,087	18,111,514	18,172,707	—	61,193
CHF	CSF	06/27/13	6,837,747	7,216,353	7,210,851	5,502	—
EUR	BRC	06/27/13	28,836,402	37,370,535	36,986,745	383,790	—
EUR	CAN	06/27/13	30,844,909	39,970,685	39,562,939	407,746	—
EUR	CIT	06/27/13	23,760,885	30,790,186	30,476,680	313,506	—
EUR	RBC	06/27/13	25,817,895	33,448,502	33,115,084	333,418	—
GBP	RBC	06/27/13	1,964,081	2,974,982	2,983,014	—	8,032
JPY	HSB	06/27/13	2,363,550,557	24,769,581	25,123,255	—	353,674
JPY	MEL	06/27/13	1,928,893,151	20,220,701	20,503,083	—	282,382
KRW	MEL	06/26/13	573,086,835	511,913	512,788	—	875
KRW	MEL	06/26/13	5,875,889,752	5,251,018	5,257,645	—	6,627

Total Forward Currency Sale Contracts				$242,823,438	$242,173,055	1,443,962	793,579

Gross unrealized appreciation/depreciation on Forward Currency Sale Contracts						$1,443,962	$793,579

Description	Shares	Value

Lazard International Equity Portfolio

Common Stocks | 95.2%

Australia | 2.5%

Ansell, Ltd.	82,976	$1,388,295
James Hardie Industries PLC	246,003	2,563,823

		3,952,118

Belgium | 3.7%

Anheuser-Busch InBev NV	59,406	5,882,559

Bermuda | 1.2%

Signet Jewelers, Ltd.	28,445	1,921,594

Brazil | 0.9%

Anhanguera Educacional Participacoes SA	87,700	1,417,869

Canada | 3.5%

MacDonald Dettwiler & Associates, Ltd.	20,000	1,368,312
Potash Corp. of Saskatchewan, Inc.	42,830	1,682,253
Rogers Communications, Inc., Class B	49,000	2,502,939

		5,553,504

Denmark | 1.0%

Carlsberg A/S, Class B	16,165	1,573,033

Finland | 1.5%

Sampo Oyj, A Shares	59,823	2,300,525

France | 8.4%

BNP Paribas SA	56,643	2,907,219
Cie Generale de Geophysique-Veritas (a)	27,318	615,259
Rexel SA	82,033	1,790,248
Sanofi SA	38,677	3,930,060
Technip SA	16,692	1,711,304
Valeo SA	40,891	2,212,748

		13,166,838

Germany | 7.8%

Bayer AG	36,056	3,719,196
Bayerische Motoren Werke AG	23,246	2,005,697
Merck KGaA	18,277	2,757,521
SAP AG	34,204	2,740,276
ThyssenKrupp AG (a)	55,770	1,134,170

		12,356,860

Indonesia | 0.9%

PT Bank Mandiri (Persero) Tbk ADR	144,400	1,487,320

Ireland | 0.9%

Ryanair Holdings PLC Sponsored ADR	34,100	1,424,698

Italy | 2.5%

Atlantia SpA	105,213	1,661,566
Eni SpA	101,106	2,271,937

		3,933,503

Description	Shares	Value

Japan | 15.7%

AEON Financial Service Co., Ltd.	69,400	$1,962,530
Asics Corp.	137,390	2,259,305
Canon, Inc.	44,400	1,627,237
Daikin Industries, Ltd.	34,300	1,342,705
Daito Trust Construction Co., Ltd.	15,200	1,301,450
Don Quijote Co., Ltd.	60,100	2,659,123
Fanuc Corp.	6,800	1,039,486
Komatsu, Ltd.	75,200	1,783,838
LIXIL Group Corp.	104,300	2,074,145
Seven & I Holdings Co., Ltd.	57,900	1,915,956
SoftBank Corp.	33,300	1,528,188
Sumitomo Mitsui Financial Group, Inc.	85,000	3,467,361
Yahoo Japan Corp.	3,967	1,822,624

		24,783,948

Mexico | 1.0%

Genomma Lab Internacional SAB de CV, B Shares (a)	646,900	1,574,899

Netherlands | 0.2%

ING Groep NV (a)	49,638	352,311

New Zealand | 0.7%

Telecom Corp. of New Zealand, Ltd.	557,804	1,092,112

Norway | 0.7%

Petroleum Geo-Services ASA	67,943	1,046,932

Philippines | 0.7%

BDO Unibank, Inc. (a)	468,690	1,030,750

Russia | 1.5%

Sberbank of Russia (d)	722,021	2,290,056

South Africa | 1.1%

Mediclinic International, Ltd.	249,339	1,740,842

South Korea | 2.2%

Hyundai Mobis	6,634	1,854,372
Samsung Electronics Co., Ltd. GDR	2,282	1,533,504

		3,387,876

Spain | 2.7%

Mediaset Espana Comunicacion SA	280,498	2,013,877
Red Electrica Corporacion SA	45,596	2,294,055

		4,307,932

Sweden | 5.2%

Assa Abloy AB, Class B	63,661	2,599,564
Getinge AB, B Shares	33,470	1,022,095
Sandvik AB	87,503	1,345,467
Swedbank AB, A Shares	94,581	2,150,970

Description	Shares	Value

Lazard International Equity Portfolio (concluded)

Volvo AB, B Shares	73,214	$1,064,524

		8,182,620

Switzerland | 5.8%

GAM Holding AG	81,952	1,385,578
Novartis AG	83,310	5,919,372
Swatch Group AG	3,090	1,796,777

		9,101,727

Thailand | 1.1%

Krung Thai Bank Public Co., Ltd. (d)	2,007,600	1,700,136

Turkey | 1.4%

Koc Holding AS	180,399	1,046,918
Turkcell Iletisim Hizmetleri AS (a)	181,806	1,220,883

		2,267,801

United Kingdom | 20.4%

BG Group PLC	73,819	1,266,334
BHP Billiton PLC	92,903	2,703,241
British American Tobacco PLC	58,218	3,119,960
Direct Line Insurance Group PLC	502,683	1,556,628
Informa PLC	417,921	3,343,327
Prudential PLC	209,361	3,387,909
Reed Elsevier PLC	165,685	1,966,168
Rexam PLC	421,503	3,378,388
Royal Dutch Shell PLC, A Shares	115,055	3,721,924
Standard Chartered PLC	102,552	2,654,438
Unilever PLC	118,862	5,028,039

		32,126,356

Total Common Stocks
(Identified cost $124,934,140)		149,956,719

Description	Principal Amount (000)	Value

Repurchase Agreement | 4.0%

State Street Bank and Trust Co., 0.01%, 04/01/13 (Dated 03/28/13, collateralized by $6,300,000 United States Treasury Note, 1.375%, 11/30/15, with a value of $6,502,318) Proceeds of $6,374,007 (Identified cost $6,374,000)	$6,374	$6,374,000

Total Investments | 99.2%

(Identified cost $131,308,140) (b)		$156,330,719

Cash and Other Assets in Excess of Liabilities | 0.8%		1,233,785

Net Assets | 100.0%		$157,564,504

Description	Shares	Value

Lazard International Equity Select Portfolio

Common Stocks | 94.8%

Australia | 1.7%

BHP Billiton, Ltd.	7,950	$271,159

Belgium | 3.8%

Anheuser-Busch InBev NV	6,074	601,466

Brazil | 3.2%

Cielo SA	6,482	190,731
Estacio Participacoes SA	7,100	152,488
Vale SA Sponsored ADR	8,830	152,671

		495,890

Canada | 0.9%

Potash Corp. of Saskatchewan, Inc.	3,754	147,448

China | 1.5%

China Construction Bank Corp., Class H	279,000	227,871

Denmark | 0.9%

Carlsberg A/S, Class B	1,458	141,879

Finland | 1.4%

Sampo Oyj, A Shares	5,492	211,198

France | 6.1%

BNP Paribas SA	4,463	229,065
Sanofi SA	3,943	400,657
Technip SA	1,559	159,832
Valeo SA	3,041	164,559

		954,113

Germany | 6.9%

Bayer AG	2,387	246,220
Bayerische Motoren Werke AG	2,220	191,545
Merck KGaA	1,364	205,792
SAP AG	5,459	437,351

		1,080,908

Hong Kong | 1.6%

China Mobile, Ltd. Sponsored ADR	4,562	242,379

Indonesia | 2.9%

PT Bank Mandiri (Persero) Tbk	193,500	199,125
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	5,569	251,051

		450,176

Ireland | 1.2%

Ryanair Holdings PLC Sponsored ADR	4,620	193,024

Italy | 2.0%

Atlantia SpA	9,259	146,222

Description	Shares	Value

Eni SpA	7,403	$166,351

		312,573

Japan | 10.0%

Canon, Inc.	4,492	164,630
Fanuc Corp.	786	120,152
Komatsu, Ltd.	7,000	166,049
LIXIL Group Corp.	9,200	182,954
Seven & I Holdings Co., Ltd.	7,217	238,816
SoftBank Corp.	3,700	169,799
Sumitomo Mitsui Financial Group, Inc.	7,776	317,202
Yahoo Japan Corp.	430	197,562

		1,557,164

Macau | 1.6%

Sands China, Ltd.	49,400	256,146

Mexico | 1.0%

Genomma Lab Internacional SAB de CV, B Shares (a)	64,500	157,027

Netherlands | 0.2%

ING Groep NV (a)	4,178	29,654

Norway | 0.7%

Petroleum Geo-Services ASA	7,207	111,053

Russia | 3.4%

Mobile TeleSystems OJSC Sponsored ADR	9,711	201,406
Sberbank of Russia (d)	106,032	336,305

		537,711

South Africa | 2.5%

Mediclinic International, Ltd.	25,164	175,691
Mr Price Group, Ltd.	7,640	97,202
Standard Bank Group, Ltd.	8,663	111,537

		384,430

South Korea | 2.8%

Hyundai Mobis	863	241,230
Samsung Electronics Co., Ltd.	149	202,220

		443,450

Spain | 0.9%

Red Electrica Corporacion SA	2,765	139,114

Sweden | 5.8%

Assa Abloy AB, Class B	8,209	335,210
Getinge AB, B Shares	4,816	147,069
Sandvik AB	9,894	152,133
Swedbank AB, A Shares	6,889	156,670
Volvo AB, B Shares	8,100	117,773

		908,855

Description	Shares	Value

Lazard International Equity Select Portfolio (concluded)

Switzerland | 4.4%

Novartis AG	7,488	$532,040
Swatch Group AG	275	159,907

		691,947

Taiwan | 2.2%

Taiwan Semiconductor Manufacturing Co., Ltd.	102,341	342,249

Thailand | 1.8%

Kasikornbank Public Co. Ltd.	38,600	275,479

Turkey | 3.2%

Koc Holding AS	25,673	148,990
Turkcell Iletisim Hizmetleri AS (a)	30,108	202,184
Turkiye Halk Bankasi AS	14,706	157,277

		508,451

United Kingdom | 20.2%

Associated British Foods PLC	4,995	144,279
BG Group PLC	8,752	150,137
British American Tobacco PLC	5,993	321,171
British Sky Broadcasting Group PLC	11,760	157,781
HSBC Holdings PLC	21,040	224,584
Informa PLC	31,804	254,429
Petrofac, Ltd.	6,147	133,843
Prudential PLC	26,545	429,555
Rexam PLC	31,152	249,686
Royal Dutch Shell PLC, A Shares	7,964	257,156
Tullow Oil PLC	6,980	130,557
Unilever PLC	12,049	509,691
Wolseley PLC	4,011	199,473

		3,162,342

Total Common Stocks (Identified cost $13,456,783)		14,835,156

Short-Term Investment | 4.1%

State Street Institutional Treasury Money Market Fund (Identified cost $641,745)	641,745	641,745

Total Investments | 98.9% (Identified cost $14,098,528) (b)		$15,476,901

Cash and Other Assets in Excess of Liabilities | 1.1%		175,057

Net Assets | 100.0%		$15,651,958

Description	Shares	Value

Lazard International Strategic Equity Portfolio

Common Stocks | 96.3%

Australia | 7.4%

Amcor, Ltd.	2,740,591	$26,479,250
Ansell, Ltd.	1,959,594	32,786,531
Caltex Australia, Ltd.	1,267,964	28,185,016
James Hardie Industries PLC	2,238,589	23,330,386

		110,781,183

Belgium | 2.5%

Anheuser-Busch InBev NV	373,457	36,980,823

Bermuda | 1.8%

Signet Jewelers, Ltd.	386,438	26,105,716

Brazil | 2.4%

Anhanguera Educacional Participacoes SA	859,900	13,902,231
Estacio Participacoes SA	563,600	12,104,535
LPS Brasil Consultoria de Imoveis SA	577,200	10,274,346

		36,281,112

Canada | 1.3%

Home Capital Group, Inc.	323,811	18,723,885

Denmark | 1.3%

Carlsberg A/S, Class B	198,528	19,318,968

Egypt | 0.0%

Eastern Tobacco SAE	18,371	259,212

Finland | 3.4%

Sampo Oyj, A Shares	1,334,593	51,322,473

France | 9.6%

BNP Paribas SA	600,361	30,813,712
Cie Generale de Geophysique-Veritas (a)	323,378	7,283,157
Sanofi SA	533,550	54,215,249
Technip SA	255,496	26,194,070
Valeo SA	455,861	24,668,157

		143,174,345

Germany | 4.8%

Merck KGaA	188,840	28,491,015
Sky Deutschland AG (a)	3,514,646	19,377,088
Symrise AG	603,523	23,912,793

		71,780,896

Indonesia | 2.3%

PT Bank Mandiri (Persero) Tbk	17,555,100	18,065,449
PT Media Nusantara Citra Tbk	53,187,500	15,462,278

		33,527,727

Description	Shares	Value

Ireland | 3.3%

Kerry Group PLC Class A	415,536	$24,761,103
Ryanair Holdings PLC Sponsored ADR	595,970	24,899,627

		49,660,730

Japan | 11.2%

AEON Financial Service Co., Ltd.	948,800	26,830,675
Asics Corp.	1,745,450	28,702,997
Daikin Industries, Ltd.	445,900	17,455,160
Don Quijote Co., Ltd.	1,007,200	44,563,531
LIXIL Group Corp.	1,018,100	20,246,276
Makita Corp.	667,200	29,555,681

		167,354,320

Macau | 1.7%

Sands China, Ltd.	4,850,800	25,152,134

Netherlands | 0.2%

ING Groep NV (a)	519,193	3,685,028

Philippines | 2.9%

Alliance Global Group, Inc.	36,388,600	18,858,586
GT Capital Holdings, Inc.	703,860	12,642,229
Security Bank Corp.	2,765,940	12,335,239

		43,836,054

Russia | 1.1%

Sberbank of Russia (d)	5,338,413	16,932,005

South Africa | 3.2%

Life Healthcare Group Holdings Pte, Ltd.	3,870,933	14,565,515
Mediclinic International, Ltd.	2,908,556	20,307,037
Nampak, Ltd.	3,614,736	12,618,732

		47,491,284

Spain | 1.3%

Mediaset Espana Comunicacion SA	2,724,698	19,562,368

Sweden | 6.1%

Assa Abloy AB, Class B	623,399	25,456,181
Autoliv, Inc. SDR	373,784	25,742,802
Electrolux AB, Series B	962,103	24,478,701
Getinge AB, B Shares	501,824	15,324,516

		91,002,200

Switzerland | 5.7%

GAM Holding AG	1,311,759	22,178,165
Novartis AG	580,022	41,211,928
Swatch Group AG	37,751	21,951,493

		85,341,586

Thailand | 1.4%

Kasikornbank Public Co. Ltd.	2,836,200	20,241,277

Description	Shares	Value

Lazard International Strategic Equity Portfolio (concluded)

Turkey | 0.7%

Turkiye Halk Bankasi AS	966,421	$10,335,625

United Kingdom | 20.7%

AMEC PLC	1,387,416	22,261,629
Associated British Foods PLC	1,387,021	40,063,740
BBA Aviation PLC	3,707,615	14,506,351
British American Tobacco PLC	652,546	34,970,587
Informa PLC	5,370,482	42,963,334
International Consolidated Airlines Group SA (a)	2,992,093	11,511,320
Lloyds Banking Group PLC (a)	24,129,894	17,851,780
Prudential PLC	2,410,358	39,004,749
Rexam PLC	4,785,165	38,353,563
Tullow Oil PLC	883,017	16,516,326
Unilever PLC	722,113	30,546,449

		308,549,828

Total Common Stocks (Identified cost $1,200,168,733)		1,437,400,779

Short-Term Investment | 3.3%

State Street Institutional Treasury Money Market Fund (Identified cost $49,173,211)	49,173,211	49,173,211

Total Investments | 99.6% (Identified cost $1,249,341,944) (b)		$1,486,573,990

Cash and Other Assets in Excess of Liabilities | 0.4%		5,443,188

Net Assets | 100.0%		$1,492,017,178

Description	Shares	Value

Lazard International Small Cap Equity Portfolio

Common Stocks | 95.6%

Australia | 6.2%

Ansell, Ltd.	35,725	$597,725
Aristocrat Leisure, Ltd.	122,549	466,987
Domino’s Pizza Enterprises, Ltd.	46,058	554,340
Echo Entertainment Group, Ltd.	110,672	400,987
James Hardie Industries PLC	75,219	783,926
Macquarie Atlas Roads Group	319,679	519,221
OrotonGroup, Ltd.	57,145	427,185

		3,750,371

Austria | 3.0%

AMS AG	5,051	569,853
Andritz AG	12,380	830,600
Kapsch TrafficCom AG	9,145	433,968

		1,834,421

Belgium | 4.3%

Arseus NV	36,670	959,382
EVS Broadcast Equipment SA	10,159	651,897
Kinepolis Group NV	7,747	973,189

		2,584,468

China | 4.0%

AAC Technologies Holdings, Inc.	222,500	1,069,139
Biostime International Holdings, Ltd.	130,000	677,419
Prince Frog International Holdings, Ltd.	1,370,000	704,189

		2,450,747

France | 4.3%

Cie Generale de Geophysique-Veritas (a)	10,701	241,009
Ingenico SA	13,750	814,472
Teleperformance SA	15,734	670,506
Valeo SA	15,969	864,136

		2,590,123

Germany | 7.6%

CompuGroup Medical AG	57,451	1,265,565
CTS Eventim AG	21,414	726,041
Deutsche Wohnen AG	32,623	592,977
NORMA Group	26,354	830,528
Wirecard AG	42,814	1,182,689

		4,597,800

Italy | 2.5%

Azimut Holding SpA	65,740	1,063,473
Mediolanum SpA	79,273	435,527

		1,499,000

Japan | 23.5%

Ain Pharmaciez, Inc.	19,500	1,052,319

Description	Shares	Value

Asahi Co., Ltd.	42,300	$583,712
Benesse Holdings, Inc.	13,900	590,641
Don Quijote Co., Ltd.	29,600	1,309,651
Doshisha Co., Ltd.	57,400	862,204
Dr. Ci:Labo Co., Ltd.	200	610,825
JAFCO Co., Ltd.	27,300	974,430
Misumi Group, Inc.	32,400	892,820
OSG Corp.	54,300	745,843
Rinnai Corp.	9,200	653,827
Santen Pharmaceutical Co., Ltd.	16,890	781,388
Suruga Bank, Ltd.	74,300	1,189,463
Sysmex Corp.	14,130	858,592
Tamron Co., Ltd.	26,100	560,345
Topcon Corp.	64,700	593,149
USS Co., Ltd.	9,710	1,114,017
Valor Co., Ltd.	45,000	859,032

		14,232,258

Mexico | 0.3%

Genomma Lab Internacional SAB de CV, B Shares (a)	84,200	204,988

Netherlands | 1.3%

Aalberts Industries NV	35,742	799,259

Norway | 3.8%

Kongsberg Gruppen ASA	45,061	894,933
Petroleum Geo-Services ASA	49,502	762,775
TGS Nopec Geophysical Co. ASA	16,468	620,290

		2,277,998

Russia | 0.9%

Globaltrans Investment PLC Sponsored GDR	35,575	561,374

Singapore | 2.0%

Ezra Holdings, Ltd. (a)	664,000	618,309
XP Power, Ltd.	31,851	609,790

		1,228,099

Sweden | 4.8%

Elekta AB, B Shares	35,904	545,181
Indutrade AB	16,413	575,515
Intrum Justitia AB	49,389	954,955
Loomis AB, B Shares	43,121	800,676

		2,876,327

Switzerland | 2.6%

Dufry AG (a)	7,814	969,651
GAM Holding AG	36,215	612,294

		1,581,945

Description	Shares	Value

Lazard International Small Cap Equity Portfolio (concluded)

Turkey | 1.0%

Turkiye Sinai Kalkinma Bankasi AS	427,240	$587,977

United Kingdom | 23.5%

Abcam PLC	84,982	577,838
Aberdeen Asset Management PLC	123,211	803,518
APR Energy PLC	38,522	494,597
Ashtead Group PLC	98,542	878,164
Dignity PLC	52,167	1,125,565
Direct Line Insurance Group PLC	181,713	562,699
Elementis PLC	168,734	668,390
Hansteen Holdings PLC REIT	475,307	623,624
Hunting PLC	44,366	598,955
IG Group Holdings PLC	145,752	1,182,612
Intertek Group PLC	16,544	852,925
John Wood Group PLC	47,831	629,744
Provident Financial PLC	31,324	744,390
Rightmove PLC	27,070	732,552
RPC Group PLC	89,208	538,800
Spectris PLC	20,812	776,656
Synergy Health PLC	39,562	611,945
Synthomer PLC	169,180	552,166
Taylor Wimpey PLC	477,791	659,915
Workspace Group PLC REIT	115,149	600,473

		14,215,528

Total Common Stocks (Identified cost $43,195,570)		57,872,683

Preferred Stocks | 2.1%

Brazil | 1.3%

Banco ABC Brasil SA	95,679	773,197

Germany | 0.8%

Sartorius AG	4,762	509,699

Total Preferred Stocks (Identified cost $1,137,096)		1,282,896

Short-Term Investment | 1.4%

State Street Institutional Treasury Money Market Fund (Identified cost $826,320)	826,320	826,320

Total Investments | 99.1% (Identified cost $45,158,986) (b)		$59,981,899

Cash and Other Assets in Excess of Liabilities | 0.9%		518,067

Net Assets | 100.0%		$60,499,966

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio

Common Stocks | 96.2%

Argentina | 0.5%

YPF Sociedad Anonima Sponsored ADR	5,319,797	$76,019,899

Brazil | 12.6%

Banco do Brasil SA	45,777,910	620,264,345
CCR SA	22,674,300	231,595,968
Cielo SA	16,635,859	489,505,469
Natura Cosmeticos SA	6,823,800	164,250,715
Souza Cruz SA	11,927,325	175,242,993
Vale SA Sponsored ADR	18,331,500	316,951,635

		1,997,811,125

Canada | 0.2%

First Quantum Minerals, Ltd.	1,357,100	25,810,082

China | 7.3%

Baidu, Inc. Sponsored ADR (a)	2,798,100	245,393,370
China Construction Bank Corp., Class H	679,069,220	554,624,299
CNOOC, Ltd.	75,886,000	145,661,078
NetEase, Inc. Sponsored ADR	2,424,077	132,766,697
Weichai Power Co., Ltd., Class H	26,365,000	88,137,500

		1,166,582,944

Colombia | 1.1%

Pacific Rubiales Energy Corp.	8,104,800	171,055,680

Egypt | 1.5%

Commercial International Bank Egypt SAE GDR	21,089,160	87,224,766
Eastern Tobacco SAE	307,456	4,338,157
Orascom Construction Industries (a)	4,079,847	143,930,043

		235,492,966

Hong Kong | 2.8%

China Mobile, Ltd. Sponsored ADR	6,719,604	357,012,561
Huabao International Holdings, Ltd.	201,268,000	87,118,341

		444,130,902

Hungary | 1.2%

OTP Bank PLC	10,930,644	197,253,523

India | 4.5%

Bank of India	15,101,244	84,439,155
Bharat Heavy Electricals, Ltd.	31,186,042	102,193,819
Jindal Steel & Power, Ltd.	17,971,579	115,815,005
Punjab National Bank, Ltd.	13,827,868	183,705,834
Tata Consultancy Services, Ltd.	7,945,196	229,796,704

		715,950,517

Indonesia | 6.3%

PT Bank Mandiri (Persero) Tbk	265,462,430	273,179,758

Description	Shares	Value

PT Semen Indonesia (Persero) Tbk	70,425,300	$128,276,595
PT Tambang Batubara Bukit Asam (Persero) Tbk	29,128,700	43,164,732
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	8,870,049	399,861,809
PT United Tractors Tbk	80,647,484	151,045,455

		995,528,349

Macau | 1.1%

Wynn Macau, Ltd. (a)	64,360,000	171,211,007

Malaysia | 0.8%

British American Tobacco Malaysia Berhad	6,040,500	121,882,913

Mexico | 3.8%

America Movil SAB de CV, Series L ADR	7,974,770	167,151,179
Grupo Mexico SAB de CV, Series B	40,358,347	162,525,386
Grupo Televisa SAB Sponsored ADR	4,198,400	111,719,424
Kimberly-Clark de Mexico SAB de CV, Series A	48,523,895	169,322,620

		610,718,609

Pakistan | 1.3%

Oil & Gas Development Co., Ltd.	48,997,449	100,340,202
Pakistan Petroleum, Ltd.	60,842,585	108,137,802

		208,478,004

Philippines | 2.1%

Philippine Long Distance Telephone Co. Sponsored ADR	4,659,902	330,573,448

Russia | 10.4%

Gazprom OAO Sponsored ADR	18,613,724	159,147,340
Lukoil OAO Sponsored ADR	1,863,779	120,027,368
Magnit OJSC Sponsored GDR (d), (e)	2,592,265	117,040,765
MegaFon OAO GDR (d), (e)	5,497,746	170,430,126
Mobile TeleSystems OJSC Sponsored ADR	17,823,643	369,662,356
Oriflame Cosmetics SA SDR	2,424,084	82,581,527
Sberbank of Russia (d)	155,755,933	494,015,765
TNK-BP Holding (d)	36,996,769	44,848,519
Uralkali OJSC Sponsored GDR	2,709,789	99,937,018

		1,657,690,784

South Africa | 11.0%

Bidvest Group, Ltd.	9,336,319	246,076,830
Imperial Holdings, Ltd.	3,455,999	79,013,699
Murray & Roberts Holdings, Ltd. (a)	19,696,709	50,316,542
Nedbank Group, Ltd.	6,829,642	141,512,696
PPC, Ltd.	29,152,066	101,608,834
Sanlam, Ltd.	29,035,115	148,975,751
Shoprite Holdings, Ltd.	16,006,472	318,204,200
Standard Bank Group, Ltd.	8,843,920	113,865,963
Tiger Brands, Ltd.	4,315,184	137,968,755

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio (concluded)

Truworths International, Ltd.	13,922,129	$136,521,742
Vodacom Group, Ltd.	12,306,493	147,084,226
Woolworths Holdings, Ltd.	16,342,731	125,476,799

		1,746,626,037

South Korea | 14.1%

Coway Co., Ltd.	4,031,959	179,021,009
Hanwha Life Insurance Co., Ltd.	29,652,993	179,900,865
Hyundai Mobis	1,144,317	319,865,708
KB Financial Group, Inc.	7,488,760	249,041,992
KT&G Corp.	3,378,037	229,230,445
NHN Corp.	928,558	223,668,474
Samsung Electronics Co., Ltd.	353,165	479,308,961
Shinhan Financial Group Co., Ltd.	10,381,564	371,836,532

		2,231,873,986

Taiwan | 4.2%

Hon Hai Precision Industry Co., Ltd.	46,111,118	127,527,446
MediaTek, Inc.	10,880,421	123,713,507
Taiwan Semiconductor Manufacturing Co., Ltd.	124,403,284	416,029,710

		667,270,663

Thailand | 2.8%

CP All Public Co. Ltd. (d)	76,885,600	120,113,239
PTT Exploration & Production Public Co. Ltd. (d)	25,941,170	131,543,922
The Siam Cement Public Co. Ltd.	11,691,600	193,229,790

		444,886,951

Turkey | 6.6%

Akbank TAS	38,772,172	203,579,082
Koc Holding AS	38,529,156	223,598,153
Turkcell Iletisim Hizmetleri AS (a)	48,255,407	324,049,740
Turkiye Is Bankasi AS, C Shares	77,715,966	295,520,835

		1,046,747,810

Total Common Stocks (Identified cost $13,841,323,844)		15,263,596,199

Preferred Stock | 1.3%

Brazil | 1.3%

Companhia de Bebidas das Americas SA Sponsored ADR (Identified cost $139,963,853)	4,844,748	205,078,183

Short-Term Investment | 1.9%

State Street Institutional Treasury Money Market Fund (Identified cost $296,678,471)	296,678,471	296,678,471

Description	Value

Total Investments | 99.4% (Identified cost $14,277,966,168) (b)	$15,765,352,853

Cash and Other Assets in Excess of Liabilities | 0.6%	89,144,985

Net Assets | 100.0%	$15,854,497,838

Description	Shares	Value

Lazard Developing Markets Equity Portfolio

Common Stocks | 93.9%

Brazil | 11.4%

Banco Bradesco SA ADR	747,989	$12,730,769
Cia Hering	311,511	5,571,203
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,574,360	13,509,540
Gerdau SA Sponsored ADR	1,001,750	7,723,492
Localiza Rent a Car SA	338,081	6,073,161
MRV Engenharia e Participacoes SA	1,013,795	4,214,216
Petroleo Brasileiro SA Sponsored ADR	660,900	11,995,335
Totvs SA	357,963	7,358,547
Vale SA Sponsored ADR	428,615	7,410,753

		76,587,016

China | 20.4%

AAC Technologies Holdings, Inc.	4,055,200	19,485,731
Agricultural Bank of China, Ltd., Class H	25,608,500	12,272,207
Baidu, Inc. Sponsored ADR (a)	108,200	9,489,140
China Construction Bank Corp., Class H	5,987,184	4,889,984
China Merchants Bank Co., Ltd., Class H	4,449,711	9,423,868
China National Materials Co., Ltd., Class H	20,909,890	5,575,935
China State Construction International Holdings, Ltd.	7,497,340	10,257,164
Daphne International Holdings, Ltd.	8,113,000	10,190,176
First Tractor Co., Ltd., Class H (a)	4,634,000	4,125,054
Hengdeli Holdings, Ltd.	37,288,000	10,327,689
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,641,000	12,726,256
Vinda International Holdings, Ltd.	6,288,000	8,959,077
Zhuzhou CSR Times Electric Co., Ltd., Class H	3,758,000	10,650,624
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	7,461,600	9,035,567

		137,408,472

Colombia | 3.9%

Bancolombia SA Sponsored ADR	152,500	9,645,625
Pacific Rubiales Energy Corp.	778,729	16,435,448

		26,081,073

Hong Kong | 0.8%

Techtronic Industries Co.	2,334,500	5,702,008

India | 9.5%

Cairn India, Ltd.	1,964,391	9,897,856
HDFC Bank, Ltd. Sponsored ADR	296,100	11,080,062
ICICI Bank, Ltd. Sponsored ADR	466,730	20,022,717
Maruti Suzuki India, Ltd.	381,940	8,959,954
Shriram Transport Finance Co., Ltd.	1,097,745	14,000,036

		63,960,625

Description	Shares	Value

Indonesia | 2.9%

PT Bank Rakyat Indonesia (Persero) Tbk	14,891,300	$13,408,683
PT XL Axiata Tbk	10,780,500	5,824,299

		19,232,982

Macau | 1.7%

Sands China, Ltd.	2,250,800	11,670,739

Mexico | 4.2%

Genomma Lab Internacional SAB de CV, B Shares (a)	6,217,200	15,135,972
Grupo Financiero Banorte SAB de CV, Class O	1,616,257	12,956,018

		28,091,990

Peru | 1.7%

Credicorp, Ltd.	68,200	11,324,610

Philippines | 1.0%

SM Investments Corp.	236,086	6,450,279

Qatar | 0.7%

Qatar Electricity & Water Co.	129,013	4,907,593

Russia | 17.7%

Alliance Oil Co., Ltd. SDR (a)	786,042	6,260,303
Eurasia Drilling Co., Ltd. GDR	248,733	8,830,022
Globaltrans Investment PLC Sponsored GDR	1,307,092	20,625,912
Novatek OAO Sponsored GDR	126,878	13,677,448
Rosneft Oil Co. OJSC GDR	792,332	6,045,493
Sberbank of Russia (d)	4,721,130	14,974,150
TMK OAO GDR	820,412	9,795,719
Uralkali OJSC Sponsored GDR	241,532	8,907,700
VTB Bank OJSC GDR	2,879,704	9,059,549
X5 Retail Group NV GDR (a)	425,493	7,148,282
Yandex NV Class A (a)	597,700	13,818,824

		119,143,402

South Africa | 2.7%

Barloworld, Ltd.	531,407	5,538,704
Exxaro Resources, Ltd.	370,576	6,581,086
Standard Bank Group, Ltd.	468,635	6,033,702

		18,153,492

South Korea | 6.0%

Kia Motors Corp.	214,240	10,802,502
Mando Corp.	40,085	4,197,288
Samsung Electronics Co., Ltd.	18,523	25,139,071

		40,138,861

Taiwan | 3.8%

Catcher Technology Co., Ltd.	2,267,000	10,158,950
Synnex Technology International Corp.	3,864,989	6,979,664

Description	Shares	Value

Lazard Developing Markets Equity Portfolio (concluded)

TPK Holding Co., Ltd.	421,000	$8,362,980

		25,501,594

Turkey | 3.1%

Aselsan Elektronik Sanayi Ve Ticaret AS	1,833,439	10,640,087
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	6,577,324	10,505,978

		21,146,065

United States | 2.4%

First Cash Financial Services, Inc. (a)	148,900	8,686,826
Freeport-McMoRan Copper & Gold, Inc.	220,300	7,291,930

		15,978,756

Total Common Stocks (Identified cost $647,254,619)		631,479,557

Preferred Stock | 1.7%

Brazil | 1.7%

Marcopolo SA (Identified cost $9,321,526)	1,664,700	11,821,574

Short-Term Investment | 4.6%

State Street Institutional Treasury Money Market Fund (Identified cost $30,758,329)	30,758,329	30,758,329

Total Investments | 100.2% (Identified cost $687,334,474) (b)		$674,059,460

Liabilities in Excess of Cash and Other Assets | (0.2)%		(1,632,715)

Net Assets | 100.0%		$672,426,745

Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio

Common Stocks | 92.2%

Argentina | 0.2%

YPF Sociedad Anonima Sponsored ADR	37,875	$541,234

Brazil | 8.7%

Banco Bradesco SA ADR	205,620	3,499,653
Banco do Brasil SA	244,207	3,308,864
Brasil Insurance Participacoes e Administracao SA	103,105	1,144,959
Companhia de Locacao das Americas	175,200	1,044,741
Cia Hering	70,927	1,268,490
Cielo SA Sponsored ADR	107,147	3,197,267
Cyrela Brazil Realty SA Empreendimentos e Participacoes	78,500	658,213
Grendene SA	98,500	1,044,102
MRV Engenharia e Participacoes SA	322,200	1,339,344
Natura Cosmeticos SA	52,150	1,255,265
Petroleo Brasileiro SA Sponsored ADR	217,700	3,951,255
Souza Cruz SA	133,995	1,968,730
Tegma Gestao Logistica SA	64,645	1,028,178

		24,709,061

Cambodia | 0.4%

NagaCorp, Ltd.	1,288,000	1,088,467

Canada | 0.2%

First Quantum Minerals, Ltd.	27,705	526,909

China | 14.8%

AAC Technologies Holdings, Inc.	1,261,640	6,062,334
Agricultural Bank of China, Ltd., Class H	10,712,000	5,133,447
Baidu, Inc. Sponsored ADR (a)	46,186	4,050,512
Biostime International Holdings, Ltd.	134,500	700,868
China Construction Bank Corp., Class H	4,724,461	3,858,665
China State Construction International Holdings, Ltd.	3,138,504	4,293,810
CNOOC, Ltd.	1,114,000	2,138,292
Daphne International Holdings, Ltd.	3,194,000	4,011,762
Greatview Aseptic Packaging Co., Ltd.	1,200,000	788,401
Ping An Insurance (Group) Co. of China, Ltd., Class H	570,000	4,420,455
Prince Frog International Holdings, Ltd.	2,844,000	1,461,834
Shenguan Holdings Group, Ltd.	1,924,000	998,863
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	3,471,440	4,203,713

		42,122,956

Colombia | 3.7%

Bancolombia SA Sponsored ADR	63,820	4,036,615
Pacific Rubiales Energy Corp.	302,900	6,392,849

		10,429,464

Description	Shares	Value

Egypt | 0.7%

Commercial International Bank Egypt SAE GDR	231,020	$955,499
Orascom Construction Industries (a)	32,659	1,152,154

		2,107,653

Georgia | 0.4%

Bank of Georgia Holdings PLC	47,534	1,112,273

Hong Kong | 2.6%

China Mobile, Ltd. Sponsored ADR	42,500	2,258,025
REXLot Holdings, Ltd.	12,175,000	1,066,531
Stella International Holdings, Ltd.	312,000	936,496
Techtronic Industries Co.	1,331,500	3,252,184

		7,513,236

Hungary | 0.7%

OTP Bank PLC	104,363	1,883,326

India | 2.1%

ICICI Bank, Ltd. Sponsored ADR	140,790	6,039,891

Indonesia | 4.5%

PT Bank Mandiri (Persero) Tbk	2,076,500	2,136,867
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	8,917,000	1,183,733
PT Bank Rakyat Indonesia (Persero) Tbk	4,835,118	4,353,721
PT Bekasi Fajar Industrial Estate Tbk	7,345,000	733,177
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	62,950	2,837,786
PT United Tractors Tbk	825,015	1,545,179

		12,790,463

Macau | 2.6%

Sands China, Ltd.	1,090,200	5,652,853
Wynn Macau, Ltd.	600,800	1,598,253

		7,251,106

Malaysia | 0.5%

Mah Sing Group Bhd	1,814,000	1,359,109

Mexico | 5.8%

America Movil SAB de CV, Series L ADR	70,508	1,477,848
Genomma Lab Internacional SAB de CV, B Shares (a)	2,401,300	5,846,042
Grupo Financiero Banorte SAB de CV, Class O	387,300	3,104,621
Grupo Mexico SAB de CV, Series B	319,401	1,286,246
Grupo Televisa SAB Sponsored ADR	70,573	1,877,947
Kimberly-Clark de Mexico SAB de CV, Series A	820,400	2,862,760

		16,455,464

Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio (concluded)

Philippines | 0.9%

Philippine Long Distance Telephone Co. Sponsored ADR	34,392	$2,439,768

Russia | 16.4%

CTC Media, Inc.	84,670	998,259
DIXY Group (a), (d)	74,618	1,004,616
Eurasia Drilling Co., Ltd. GDR	103,956	3,690,438
Gazprom OAO Sponsored ADR	198,582	1,697,876
Globaltrans Investment PLC Sponsored GDR	371,977	5,869,797
Lukoil OAO Sponsored ADR	27,468	1,771,686
MegaFon OAO GDR (d), (e)	55,561	1,722,391
Mobile TeleSystems OJSC Sponsored ADR	145,420	3,016,011
Novatek OAO Sponsored GDR	41,503	4,474,023
Oriflame Cosmetics SA SDR	43,319	1,475,753
Sberbank of Russia (d)	1,361,141	4,317,172
Sberbank of Russia Sponsored ADR	259,297	3,306,037
TMK OAO GDR	293,400	3,503,196
Uralkali OJSC Sponsored GDR	119,509	4,407,492
Yandex NV Class A (a)	230,400	5,326,848

		46,581,595

South Africa | 4.6%

AVI, Ltd.	236,850	1,383,447
Exxaro Resources, Ltd.	183,236	3,254,102
Nampak, Ltd.	303,231	1,058,553
Standard Bank Group, Ltd.	363,052	4,674,315
Tiger Brands, Ltd.	49,387	1,579,044
Truworths International, Ltd.	126,417	1,239,657

		13,189,118

South Korea | 9.3%

Hanwha Life Insurance Co., Ltd.	259,462	1,574,122
Hy-Lok Corp.	56,292	1,047,317
Hyundai Mobis	12,078	3,376,108
Kia Motors Corp.	41,875	2,111,439
KT&G Corp.	31,893	2,164,229
Mando Corp.	20,048	2,099,220
NHN Corp.	9,096	2,191,019
Samsung Electronics Co., Ltd.	6,748	9,158,260
Shinhan Financial Group Co., Ltd.	72,370	2,592,077

		26,313,791

Taiwan | 7.0%

Catcher Technology Co., Ltd.	820,000	3,674,609
Hon Hai Precision Industry Co., Ltd.	518,709	1,434,570
King Slide Works Co., Ltd.	153,000	1,189,616
Makalot Industrial Co., Ltd.	278,000	1,041,251
Poya Co., Ltd.	301,000	966,340
Radiant Opto-Electronics Corp.	333,000	1,314,071

Description	Shares	Value

Synnex Technology International Corp.	1,580,190	$2,853,616
Taiwan Semiconductor Manufacturing Co., Ltd.	944,000	3,156,927
TPK Holding Co., Ltd.	212,000	4,211,287

		19,842,287

Thailand | 1.1%

Dynasty Ceramic Public Co., Ltd. (d)	495,200	1,052,628
Major Cineplex Group Public Co., Ltd. (d)	1,413,000	989,124
Thai Union Frozen Products Public Co., Ltd. (d)	511,500	1,109,109

		3,150,861

Turkey | 3.7%

Koc Holding AS ADR	106,812	3,099,685
TAV Havalimanlari Holding AS	169,264	1,089,883
Turkcell Iletisim Hizmetleri AS ADR (a)	131,955	2,195,731
Turkiye Is Bankasi AS, C Shares	787,718	2,995,357
Turkiye Sinai Kalkinma Bankasi AS	789,391	1,086,378

		10,467,034

United States | 1.3%

Freeport-McMoRan Copper & Gold, Inc.	112,400	3,720,440

Total Common Stocks (Identified cost $248,097,901)		261,635,506

Preferred Stocks | 2.6%

Brazil | 2.6%

Banco ABC Brasil SA	147,959	1,195,680
Marcopolo SA	493,400	3,503,793
Vale SA Sponsored ADR	152,700	2,524,131

Total Preferred Stocks (Identified cost $6,696,043)		7,223,604

Warrant | 0.0%

Malaysia | 0.0%

Mah Sing Group Bhd Expires 03/18/18 (Identified cost $0)	272,100	41,300

Short-Term Investment | 5.2%

State Street Institutional Treasury Money Market Fund (Identified cost $14,738,492)	14,738,492	14,738,492

Total Investments | 100.0% (Identified cost $269,532,436) (b)		$283,638,902

Liabilities in Excess of Cash and Other Assets | 0.0%		(46,900)

Net Assets | 100.0%		$283,592,002

Description	Shares	Value

Lazard Emerging Markets Multi-Strategy Portfolio

Common Stocks | 62.1%

Argentina | 0.1%

YPF Sociedad Anonima Sponsored ADR	18,587	$265,608

Brazil | 5.8%

Banco Bradesco SA ADR	89,980	1,531,459
Banco do Brasil SA	93,790	1,270,800
Banco do Brasil SA Sponsored ADR	24,660	337,349
Brasil Insurance Participacoes e Administracao SA	49,105	545,301
Companhia de Locacao das Americas	81,300	484,803
Cia Hering	35,290	631,142
Cielo SA Sponsored ADR	51,298	1,530,732
Cyrela Brazil Realty SA Empreendimentos e Participacoes	37,300	312,756
Grendene SA	45,700	484,421
MRV Engenharia e Participacoes SA	160,470	667,053
Natura Cosmeticos SA	25,540	614,755
Petroleo Brasileiro SA Sponsored ADR	104,000	1,887,600
Souza Cruz SA	65,340	960,012
Tegma Gestao Logistica	29,832	474,478

		11,732,661

Cambodia | 0.3%

NagaCorp, Ltd.	628,000	530,712

Canada | 0.1%

First Quantum Minerals, Ltd.	13,020	247,622

China | 10.2%

AAC Technologies Holdings, Inc.	628,500	3,020,019
Agricultural Bank of China, Ltd., Class H	5,337,000	2,557,618
Baidu, Inc. Sponsored ADR (a)	22,441	1,968,076
Biostime International Holdings, Ltd.	62,500	325,682
China Construction Bank Corp., Class H	2,259,000	1,845,020
China State Construction International Holdings, Ltd.	1,563,600	2,139,172
CNOOC, Ltd.	532,000	1,021,159
Daphne International Holdings, Ltd.	1,592,000	1,999,601
Greatview Aseptic Packaging Co., Ltd.	580,000	381,060
Ping An Insurance (Group) Co. of China, Ltd., Class H	284,000	2,202,472
Prince Frog International Holdings, Ltd.	1,369,000	703,675
Shenguan Holdings Group, Ltd.	940,000	488,010
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	1,729,580	2,094,422

		20,745,986

Colombia | 2.4%

Bancolombia SA Sponsored ADR	27,880	1,763,410

Description	Shares	Value

Pacific Rubiales Energy Corp.	146,850	$3,099,339

		4,862,749

Egypt | 0.3%

Commercial International Bank Egypt SAE GDR	74,052	306,279
Orascom Construction Industries (a)	11,245	396,704

		702,983

Georgia | 0.3%

Bank of Georgia Holdings PLC	22,614	529,157

Hong Kong | 1.8%

China Mobile, Ltd. Sponsored ADR	20,160	1,071,101
REXLot Holdings, Ltd.	5,650,000	494,940
Stella International Holdings, Ltd.	149,500	448,738
Techtronic Industries Co.	690,500	1,686,544

		3,701,323

Hungary | 0.4%

OTP Bank PLC	49,894	900,383

India | 1.4%

ICICI Bank, Ltd. Sponsored ADR	67,200	2,882,880

Indonesia | 3.0%

PT Bank Mandiri (Persero) Tbk	992,500	1,021,353
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	4,237,500	562,529
PT Bank Rakyat Indonesia (Persero) Tbk	2,409,000	2,169,154
PT Bekasi Fajar Industrial Estate Tbk	3,478,500	347,224
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	30,660	1,382,153
PT United Tractors Tbk	395,015	739,827

		6,222,240

Macau | 1.8%

Sands China, Ltd.	543,300	2,817,093
Wynn Macau, Ltd.	291,200	774,653

		3,591,746

Malaysia | 0.3%

Mah Sing Group Bhd	857,033	642,117

Mexico | 3.8%

America Movil SAB de CV, Series L ADR	34,410	721,234
Genomma Lab Internacional SAB de CV, B Shares (a)	1,122,300	2,732,275
Grupo Financiero Banorte SAB de CV, Class O	193,000	1,547,100
Grupo Mexico SAB de CV, Series B	137,009	551,743
Grupo Televisa SAB Sponsored ADR	30,992	824,697
Kimberly-Clark de Mexico SAB de CV, Series A	390,835	1,363,807

		7,740,856

Description	Shares	Value

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Philippines | 0.6%

Philippine Long Distance Telephone Co. Sponsored ADR	17,153	$1,216,834

Russia | 11.2%

CTC Media, Inc.	40,445	476,847
DIXY Group (a), (d)	35,935	483,809
Eurasia Drilling Co., Ltd. GDR	51,794	1,838,687
Gazprom OAO Sponsored ADR	95,057	812,737
Globaltrans Investment PLC Sponsored GDR	182,003	2,872,007
Lukoil OAO Sponsored ADR	13,285	856,883
MegaFon OAO GDR (d), (e)	26,510	821,810
Mobile TeleSystems OJSC Sponsored ADR	71,110	1,474,822
Novatek OAO Sponsored GDR	20,134	2,170,445
Oriflame Cosmetics SA SDR	20,728	706,143
Sberbank of Russia (d)	678,170	2,150,972
Sberbank of Russia Sponsored ADR	126,712	1,615,578
TMK OAO GDR	146,182	1,745,413
Uralkali OJSC Sponsored GDR	59,125	2,180,530
Yandex NV Class A (a)	110,100	2,545,512

		22,752,195

South Africa | 3.2%

AVI, Ltd.	109,899	641,923
Exxaro Resources, Ltd.	91,294	1,621,297
Nampak, Ltd.	143,349	500,419
Standard Bank Group, Ltd.	180,062	2,318,308
Tiger Brands, Ltd.	23,657	756,382
Truworths International, Ltd.	60,590	594,151

		6,432,480

South Korea | 6.3%

Hanwha Life Insurance Co., Ltd.	126,970	770,311
Hy-Lok Corp.	28,849	536,738
Hyundai Mobis	6,125	1,712,093
Kia Motors Corp.	20,864	1,052,014
KT&G Corp.	15,048	1,021,143
Mando Corp.	9,989	1,045,945
NHN Corp.	4,486	1,080,575
Samsung Electronics Co., Ltd.	2,763	3,749,892
Samsung Electronics Co., Ltd. GDR	945	635,040
Shinhan Financial Group Co., Ltd.	23,600	845,281
Shinhan Financial Group Co., Ltd. ADR (a)	12,032	431,949

		12,880,981

Taiwan | 4.7%

Catcher Technology Co., Ltd.	359,000	1,608,762
Hon Hai Precision Industry Co., Ltd. GDR	125,781	701,229

Description	Shares		Value

King Slide Works Co., Ltd.		79,000	$614,246
Makalot Industrial Co., Ltd.		133,000	498,152
Poya Co., Ltd.		144,000	462,303
Radiant Opto-Electronics Corp.		161,000	635,332
Synnex Technology International Corp.		787,000	1,421,219
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR		89,876	1,544,968
TPK Holding Co., Ltd.		106,000	2,105,643

			9,591,854

Thailand | 0.7%

Dynasty Ceramic Public Co., Ltd. (d)		237,400	504,632
Major Cineplex Group Public Co., Ltd. (d)		692,700	484,902
Thai Union Frozen Products Public Co., Ltd. (d)		237,300	514,548

			1,504,082

Turkey | 2.5%

Koc Holding AS ADR		52,304	1,517,862
TAV Havalimanlari Holding AS		81,133	522,412
Turkcell Iletisim Hizmetleri AS ADR (a)		64,550	1,074,112
Turkiye Is Bankasi AS, C Shares		377,604	1,435,868
Turkiye Sinai Kalkinma Bankasi AS		378,377	520,731

			5,070,985

United States | 0.9%

Freeport-McMoRan Copper & Gold, Inc.		53,700	1,777,470

Total Common Stocks (Identified cost $124,322,255)			126,525,904

Preferred Stocks | 1.7%

Brazil | 1.7%

Banco ABC Brasil SA		69,897	564,849
Marcopolo SA		245,800	1,745,505
Vale SA Sponsored ADR		74,590	1,232,973

Total Preferred Stocks (Identified cost $3,435,191)			3,543,327

Warrant | 0.0%

Malaysia | 0.0%

Mah Sing Group Bhd, Expires 03/18/18 (Identified cost $0)		134,839	20,466

Corporate Bonds | 3.2%

Brazil | 0.6%

Arcos Dorados Holdings, Inc., 10.250%, 07/13/16	BRL	250	127,984
Banco do Brasil SA, 9.250%, 04/15/23	USD	400	484,000

Description	Security Currency	Principal Amount (000)	Value

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Banco Santander Brasil SA,
8.000%, 03/18/16 (e)	BRL	400	$199,807
Odebrecht Finance, Ltd.:
7.125%, 06/26/42	USD	200	226,500
7.125%, 06/26/42 (e)	USD	200	226,500

			1,264,791

China | 0.1%

China Liansu Group Holdings, Ltd., 7.875%, 05/13/16	USD	275	293,219

Colombia | 0.2%

Empresa de Telecomunicaciones de Bogota SA,
7.000%, 01/17/23 (e)	COP	54,000	31,356
Pacific Rubiales Energy Corp.,
7.250%, 12/12/21	USD	300	340,950

			372,306

Dominican Republic | 0.1%

Banco de Reservas de LA Republica Dominicana, 7.000%, 02/01/23 (e)	USD	210	210,000

Georgia | 0.1%

Bank of Georgia JSC, 7.750%, 07/05/17	USD	200	211,846

Guatemala | 0.1%

Industrial Senior Trust, 5.500%, 11/01/22 (e)	USD	200	199,250

India | 0.1%

Vedanta Resources PLC, 9.500%, 07/18/18	USD	225	263,250

Indonesia | 0.2%

PT Berau Coal Energy Tbk, 7.250%, 03/13/17	USD	200	201,500
PT Gajah Tunggal Tbk, 7.750%, 02/06/18 (e)	USD	200	207,000

			408,500

Kazakhstan | 0.1%

Halyk Savings Bank of Kazakhstan JSC, 7.250%, 05/03/17	USD	225	241,594

Mexico | 0.4%

America Movil SAB de CV, 6.450%, 12/05/22	MXN	2,000	170,229
Bio Pappel SAB de CV, 7.000%, 08/27/16 (f)	USD	150	148,500

Description	Security Currency	Principal Amount (000)	Value

Cemex SAB de CV, 9.500%, 06/15/18 (e)	USD	250	$290,313
TV Azteca SAB de CV, 7.500%, 05/25/18	USD	200	217,000

			826,042

Peru | 0.2%

Corp. Azucarera del Peru SA:
6.375%, 08/02/22	USD	200	210,000
6.375%, 08/02/22 (e)	USD	100	105,000

			315,000

Russia | 0.9%

Gazprom OAO, 8.625%, 04/28/34	USD	205	278,288
Novatek OAO, 7.750%, 02/21/17 (e)	RUB	5,000	160,612
OJSC Novolipetsk Steel, 4.950%, 09/26/19 (e)	USD	200	201,956
Russian Standard Bank, 7.730%, 12/16/15	USD	100	100,250
Severstal OAO, 4.450%, 03/19/18 (e)	USD	200	197,500
TMK OAO, 6.750%, 04/03/20 (e)	USD	350	344,750
VimpelCom Holdings BV:
9.000%, 02/13/18 (e)	RUB	6,000	199,921
5.950%, 02/13/23 (e)	USD	200	198,460

			1,681,737

Turkey | 0.1%

Akbank TAS, 7.500%, 02/05/18 (e)	TRY	300	163,240

Total Corporate Bonds (Identified cost $6,313,403)			6,450,775

Foreign Government Obligations | 5.5%

Belarus | 0.1%

Republic of Belarus, 8.750%, 08/03/15	USD	150	156,000

Brazil | 0.8%

Brazil Minas Spe, 5.333%, 02/15/28	USD	1,475	1,610,405

Congo | 0.2%

Republic of Congo:
3.000%, 06/30/29 (e), (f)	USD	235	209,261
3.000%, 06/30/29 (f)	USD	94	85,586

			294,847

Dominican Republic | 0.0%

Dominican Republic:
16.000%, 02/07/14	DOP	1,000	25,755

Description	Security Currency	Principal Amount (000)	Value

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

11.700%, 06/06/14	DOP	2,500	$62,665

			88,420

Egypt | 0.1%

Arab Republic of Egypt, 6.875%, 04/30/40	USD	375	290,625

Ghana | 0.1%

Ghana Government Bonds:
21.000%, 10/26/15	GHS	60	32,813
26.000%, 06/05/17	GHS	105	66,902
23.000%, 08/21/17	GHS	103	61,324
Republic of Ghana, 8.500%, 10/04/17	USD	100	114,250

			275,289

Guatemala | 0.2%

Republic of Guatemala, 4.875%, 02/13/28 (e)	USD	375	366,562

Honduras | 0.1%

Honduras Government Bond, 7.500%, 03/15/24 (e)	USD	275	276,650

Hungary | 0.0%

Hungary Treasury Bill, 0.000%, 04/17/13	HUF	17,400	73,152

Iraq | 0.3%

Republic of Iraq, 5.800%, 01/15/28	USD	750	686,250

Ivory Coast | 0.7%

Ivory Coast, 5.750%, 12/31/32 (f)	USD	1,640	1,517,000

Malaysia | 0.1%

Bank Negara Monetary Note, 0.000%, 04/02/13	MYR	350	112,994

Nigeria | 0.4%

Nigeria Treasury Bills:
0.000%, 04/11/13	NGN	7,000	43,916
0.000%, 05/09/13	NGN	13,000	80,877
0.000%, 06/06/13	NGN	8,000	49,364
0.000%, 11/07/13	NGN	20,000	117,801
0.000%, 12/19/13	NGN	1,280	7,460
Nigeria Treasury Bonds:
16.000%, 06/29/19	NGN	12,000	92,481
16.390%, 01/27/22	NGN	18,000	147,633
Republic of Nigeria, 6.750%, 01/28/21	USD	200	231,000

			770,532

Description	Security Currency	Principal Amount (000)	Value

Romania | 0.8%

Romania Government Bonds:
5.850%, 07/28/14	RON	1,300	$378,869
5.800%, 10/26/15	RON	700	204,526
5.900%, 07/26/17	RON	3,110	912,527
4.375%, 08/22/23 (e)	USD	30	29,375

			1,525,297

Russia | 0.3%

Russian Government Bonds - OFZ:
7.500%, 02/27/19	RUB	3,710	125,437
7.600%, 04/14/21	RUB	6,373	215,147
8.150%, 02/03/27	RUB	6,408	222,325

			562,909

Serbia | 0.0%

Serbia Treasury Bill, 0.000%, 01/03/14	RSD	3,000	31,797

South Africa | 0.0%

Republic of South Africa, 5.500%, 12/07/23	ZAR	312	50,160

Tanzania | 0.2%

United Republic of Tanzania, 6.450%, 03/08/20	USD	350	369,250

Turkey | 0.6%

Turkey Government Bonds:
0.000%, 07/17/13	TRY	435	236,116
8.000%, 10/09/13	TRY	380	212,105
10.000%, 12/04/13	TRY	120	67,982
9.000%, 03/08/17	TRY	500	300,531
3.000%, 07/21/21	TRY	648	406,682

			1,223,416

Uruguay | 0.2%

Republic Orient Uruguay, 5.000%, 09/14/18	UYU	2,942	182,513
Uruguay Monetary Regulation Bills:
0.000%, 09/09/13	UYU	300	15,298
0.000%, 10/18/13	UYU	1,587	80,297
0.000%, 06/14/14	UYU	1,500	79,549

			357,657

Venezuela | 0.2%

Republic of Venezuela:
7.750%, 10/13/19	USD	205	191,675
8.250%, 10/13/24	USD	190	172,425

			364,100

Zambia | 0.1%

Republic of Zambia, 5.375%, 09/20/22 (e)	USD	200	198,750

Total Foreign Government Obligations (Identified cost $11,120,883)			11,202,062

Description	Security Currency	Principal Amount (000)	Value

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Quasi Government Bonds | 1.0%

Angola | 0.6%

Northern Lights III BV, 7.000%, 08/16/19	USD	1,090	$1,204,450

Colombia | 0.0%

Empresas Publicas de Medellin ESP, 8.375%, 02/01/21	COP	100,000	63,818

Russia | 0.2%

Russian Agricultural Bank OJSC, 8.625%, 02/17/17 (e)	RUB	11,500	383,423

South Korea | 0.1%

Export-Import Bank of Korea:
8.300%, 03/15/14	IDR	430,000	45,166
8.400%, 07/06/16	IDR	850,000	92,606

			137,772

Venezuela | 0.1%

Petroleos de Venezuela SA, 8.500%, 11/02/17	USD	380	369,550

Total Quasi Government Bonds (Identified cost $2,132,105)			2,159,013

Supranationals | 0.1%

European Bank for Reconstruction & Development, 7.200%, 06/08/16	IDR	560,000	60,721
Inter-American Development Bank, 0.000%, 08/20/15	IDR	900,000	81,253

Total Supranationals (Identified cost $154,562)			141,974

US Treasury Securities | 15.4%

US Treasury Bills:
0.000%, 04/04/13	USD	2,000	1,999,998
0.000%, 04/18/13	USD	3,500	3,499,941
0.000%, 04/25/13	USD	3,000	2,999,931
US Treasury Notes:
3.125%, 04/30/13	USD	6,800	6,816,204
3.625%, 05/15/13	USD	3,000	3,012,774
3.375%, 06/30/13	USD	9,000	9,073,125
3.375%, 07/31/13	USD	4,000	4,043,592

Total US Treasury Securities (Identified cost $31,445,610)			31,445,565

Description	Shares	Value

Short-Term Investment | 9.2%
State Street Institutional Treasury Money Market Fund (Identified cost $18,783,753)	18,783,753	$18,783,753

Total Investments | 98.2% (Identified cost $197,707,762) (b), (g)		200,272,839

Description	Number of Contracts	Value

Purchased Options | 0.0%

USD vs BRL May 13 1.97 Put, Expires 05/02/13	10,000	$1,400
USD vs RUB May 13 31.00 Put, Expires 05/07/13	10,000	5,400
USD vs RUB May 13 31.00 Put, Expires 05/08/13	10,000	5,500

Total Purchased Options (Identified cost $30,925)		12,300

Total Investments and Purchased Options | 98.2% (Identified cost $197,738,687)		$200,285,139

Cash and Other Assets in Excess of Liabilities | 1.8%		3,648,314

Net Assets | 100.0%		$203,933,453

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at March 31, 2013:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Purchase Contracts
BRL	RBC	04/02/13	3,256,344	$1,638,000	$1,611,453	$—	$26,547
BRL	RBC	05/03/13	245,385	123,000	121,010	—	1,990
BRL	RBC	05/03/13	3,301,880	1,638,000	1,628,294	—	9,706
CLP	CIT	04/08/13	119,525,000	250,000	253,275	3,275	—
CLP	CIT	04/29/13	322,096,500	675,000	680,417	5,417	—
CLP	HSB	04/04/13	57,748,000	120,000	122,441	2,441	—
CLP	HSB	04/09/13	11,059,000	23,124	23,431	307	—
CLP	RBC	04/08/13	128,317,500	270,000	271,906	1,906	—
CLP	UBS	04/15/13	48,297,000	102,000	102,236	236	—
CNY	BRC	04/26/13	3,301,200	525,000	530,479	5,479	—
CNY	HSB	06/19/13	1,890,220	301,000	302,856	1,856	—
CNY	JPM	05/28/13	3,748,203	595,000	601,245	6,245	—
COP	CIT	04/23/13	448,922,500	247,000	245,447	—	1,553
COP	JPM	05/21/13	788,224,500	433,448	429,964	—	3,484
COP	UBS	04/11/13	372,860,000	206,000	204,083	—	1,917
COP	UBS	04/24/13	308,560,640	172,853	168,689	—	4,164
CZK	BNP	04/05/13	2,407,898	119,894	119,750	—	144
CZK	BNP	04/05/13	5,839,340	296,000	290,402	—	5,598
CZK	BNP	07/08/13	5,861,850	297,116	291,713	—	5,403
CZK	JPM	04/11/13	2,602,340	130,000	129,426	—	574
CZK	JPM	05/06/13	5,879,804	299,221	292,482	—	6,739
CZK	JPM	06/06/13	5,873,163	298,082	292,216	—	5,866
CZK	JPM	06/06/13	6,783,470	345,105	337,508	—	7,597
EUR	BNP	04/30/13	186,000	241,781	238,466	—	3,315
EUR	BNP	05/20/13	4,804	6,342	6,159	—	183
EUR	BNP	05/20/13	93,000	120,984	119,251	—	1,733
EUR	CIT	04/11/13	29,000	37,677	37,176	—	501
EUR	CIT	04/11/13	165,000	213,790	211,516	—	2,274
EUR	CIT	05/20/13	362,887	486,349	465,318	—	21,031
EUR	JPM	05/28/13	123,000	162,000	157,729	—	4,271
GHS	SCB	04/17/13	747,000	374,436	382,956	8,520	—
HUF	BNP	04/30/13	87,372,478	385,000	366,766	—	18,234
HUF	CIT	05/07/13	12,030,700	55,000	50,460	—	4,540
HUF	CIT	05/07/13	25,300,000	106,651	106,115	—	536
HUF	JPM	06/26/13	56,849,700	238,704	237,207	—	1,497
HUF	UBS	05/21/13	58,361,040	246,000	244,387	—	1,613
IDR	JPM	04/29/13	2,725,234,000	278,000	279,462	1,462	—
IDR	SCB	04/18/13	3,057,075,000	315,000	313,940	—	1,060
INR	BRC	04/15/13	13,348,825	245,000	244,980	—	20
INR	BRC	04/15/13	36,785,600	664,000	675,095	11,095	—

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at March 31, 2013 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Purchase Contracts (continued)
INR	JPM	05/13/13	34,570,270	$623,000	$630,724	$7,724	$—
INR	SCB	05/20/13	8,044,600	146,625	146,562	—	63
KRW	JPM	04/29/13	96,777,000	90,000	86,849	—	3,151
KRW	SCB	04/22/13	248,700,750	223,000	223,277	277	—
KRW	UBS	04/15/13	616,168,000	560,000	553,400	—	6,600
KRW	UBS	05/13/13	613,814,000	557,000	550,430	—	6,570
KZT	HSB	05/02/13	40,756,500	270,000	269,616	—	384
KZT	HSB	05/02/13	97,646,000	643,254	645,956	2,702	—
KZT	HSB	07/09/13	9,000,000	58,632	59,245	613	—
KZT	HSB	07/09/13	38,125,000	250,000	250,967	967	—
KZT	HSB	10/30/13	30,571,200	198,000	199,196	1,196	—
MXN	JPM	04/22/13	3,700,000	298,045	298,990	945	—
MXN	JPM	04/22/13	10,807,346	868,562	873,322	4,760	—
MXN	JPM	04/22/13	18,032,368	1,453,473	1,457,163	3,690	—
MXN	UBS	04/22/13	2,386,938	191,739	192,884	1,145	—
MYR	HSB	05/07/13	514,916	165,000	165,874	874	—
MYR	JPM	04/08/13	2,172,226	696,605	701,204	4,599	—
MYR	JPM	04/18/13	1,761,936	564,000	568,348	4,348	—
NGN	CIT	04/15/13	24,464,700	153,000	153,626	626	—
NGN	CIT	06/10/13	110,874,930	687,000	682,633	—	4,367
NGN	CIT	09/19/13	11,916,000	72,000	71,024	—	976
NGN	JPM	04/09/13	11,154,000	66,690	70,195	3,505	—
NGN	SCB	04/11/13	38,859,500	244,092	244,375	283	—
NGN	SCB	06/18/13	33,028,100	203,000	202,788	—	212
PEN	CIT	05/02/13	728,914	281,000	281,173	173	—
RON	BNP	04/29/13	685,094	200,000	198,158	—	1,842
RON	CIT	04/22/13	184,086	56,577	53,294	—	3,283
RON	ING	04/18/13	680,605	209,176	197,141	—	12,035
RON	JPM	04/22/13	986,040	302,100	285,463	—	16,637
RON	JPM	04/22/13	1,281,366	389,000	370,962	—	18,038
RSD	CIT	04/11/13	19,871,920	235,059	226,337	—	8,722
RSD	CIT	04/11/13	20,196,000	243,443	230,029	—	13,414
RSD	CIT	04/11/13	55,817,400	677,560	635,749	—	41,811
RSD	CIT	04/15/13	6,876,000	82,053	78,213	—	3,840
RSD	CIT	04/15/13	8,602,500	100,379	97,851	—	2,528
RUB	BRC	04/11/13	9,764,004	316,171	313,524	—	2,647
RUB	BRC	04/11/13	9,764,004	316,407	313,524	—	2,883
RUB	BRC	09/27/13	13,949,424	438,000	435,712	—	2,288
RUB	HSB	04/11/13	9,764,004	316,141	313,524	—	2,617
RUB	HSB	04/11/13	9,764,004	316,407	313,524	—	2,883
RUB	UBS	06/25/13	4,853,160	135,601	153,911	18,310	—
RUB	UBS	06/25/13	9,391,200	300,000	297,828	—	2,172
RUB	UBS	07/01/13	5,138,483	143,573	162,799	19,226	—
SGD	HSB	04/22/13	704,718	564,000	568,188	4,188	—

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at March 31, 2013 (continued):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Purchase Contracts (concluded)
THB	SCB	04/18/13	2,551,104	$86,000	$87,025	$1,025	$—
THB	SCB	04/18/13	12,942,248	441,000	441,495	495	—
THB	SCB	05/20/13	9,061,973	305,045	308,527	3,482	—
TRY	JPM	04/22/13	1,893,601	1,036,000	1,043,931	7,931	—
TRY	JPM	05/07/13	515,820	282,000	283,849	1,849	—
UGX	BRC	04/08/13	317,500,000	114,414	122,299	7,885	—
UGX	BRC	05/07/13	317,499,000	113,190	121,202	8,012	—
UGX	CIT	04/08/13	1,481,879,000	553,353	570,813	17,460	—
UYU	CIT	04/08/13	3,778,000	197,182	198,905	1,723	—
UYU	CIT	05/07/13	3,780,000	196,058	197,768	1,710	—
UYU	HSB	04/03/13	1,939,500	90,000	102,219	12,219	—
UYU	HSB	04/04/13	2,487,240	126,000	131,059	5,059	—
UYU	HSB	05/02/13	6,798,450	351,069	356,095	5,026	—
UYU	JPM	04/09/13	847,200	40,000	44,594	4,594	—
ZAR	BRC	05/20/13	446,136	48,000	48,210	210	—
ZAR	BRC	05/20/13	2,149,871	231,000	232,320	1,320	—
ZAR	CIT	04/30/13	4,137,902	444,000	448,363	4,363	—
ZAR	JPM	04/29/13	1,999,995	215,000	216,739	1,739	—
ZMW	BRC	09/17/13	434,343	80,000	78,202	—	1,798
ZMW	BRC	09/17/13	434,343	80,000	78,202	—	1,798
ZMW	BRC	12/17/13	290,000	50,000	51,148	1,148	—
ZMW	BRC	12/17/13	290,000	50,000	51,148	1,148	—
ZMW	CIT	04/15/13	3,096,000	574,717	576,320	1,603	—
ZMW	SCB	04/22/13	761,546	140,222	141,669	1,447	—
ZMW	SCB	05/28/13	976,248	179,722	180,523	801	—
Total Forward Currency Purchase Contracts				$34,210,893	$34,125,883	$220,639	$305,649

Forward Currency Sale Contracts
BRL	RBC	04/02/13	3,256,344	$1,620,878	$1,611,453	$9,425	$—
CLP	CIT	04/04/13	14,217,000	30,000	30,144	—	144
CLP	CIT	04/08/13	119,525,000	250,866	253,275	—	2,409
CLP	HSB	04/04/13	43,531,000	91,413	92,297	—	884
CLP	HSB	04/09/13	11,059,000	23,214	23,431	—	217
CZK	BNP	04/05/13	8,247,238	413,000	410,152	2,848	—
CZK	BNP	07/08/13	2,407,898	119,962	119,828	134	—
CZK	BRC	04/11/13	4,970,620	253,197	247,210	5,987	—
CZK	UBS	04/11/13	4,970,620	253,255	247,210	6,045	—
EUR	BNP	05/20/13	135,000	176,823	173,106	3,717	—
EUR	BNP	07/08/13	229,000	297,115	293,751	3,364	—
EUR	BRC	04/22/13	715,842	926,798	917,717	9,081	—
EUR	BRC	04/22/13	773,317	998,821	991,400	7,421	—

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at March 31, 2013 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Sale Contracts (concluded)
EUR	BRC	06/25/13	80,000	$103,806	$102,609	$1,197	$—
EUR	CIT	04/11/13	176,954	235,059	226,840	8,219	—
EUR	CIT	04/11/13	180,000	243,442	230,745	12,697	—
EUR	CIT	04/11/13	494,309	677,560	633,664	43,896	—
EUR	CIT	04/15/13	23,599	30,700	30,252	448	—
EUR	CIT	04/15/13	60,000	82,052	76,917	5,135	—
EUR	CIT	04/15/13	75,000	100,379	96,146	4,233	—
EUR	CIT	04/22/13	42,000	56,576	53,844	2,732	—
EUR	CIT	05/20/13	454,777	589,000	583,145	5,855	—
EUR	ING	04/18/13	155,000	209,175	198,706	10,469	—
EUR	ING	04/22/13	485,263	648,732	622,112	26,620	—
EUR	JPM	04/22/13	224,278	302,100	287,527	14,573	—
EUR	JPM	05/06/13	229,000	299,221	293,607	5,614	—
EUR	JPM	05/28/13	108,853	141,000	139,586	1,414	—
EUR	JPM	05/28/13	531,750	702,825	681,886	20,939	—
EUR	JPM	06/06/13	229,000	298,082	293,676	4,406	—
EUR	JPM	06/06/13	265,000	345,105	339,844	5,261	—
EUR	UBS	04/08/13	107,537	140,288	137,850	2,438	—
EUR	UBS	04/30/13	50,992	66,673	65,375	1,298	—
HUF	BNP	04/30/13	56,813,700	241,781	238,488	3,293	—
JPY	HSB	06/21/13	32,447,173	341,000	344,880	—	3,880
JPY	SCB	04/26/13	48,294,176	518,000	513,111	4,889	—
RSD	CIT	04/11/13	3,264,820	37,677	37,186	491	—
RSD	CIT	04/11/13	18,548,805	213,790	211,267	2,523	—
RUB	CIT	07/01/13	6,944,734	221,198	220,025	1,173	—
RUB	JPM	04/11/13	30,940,000	1,000,000	993,489	6,511	—
TRY	CIT	07/10/13	177,318	91,166	96,747	—	5,581
TRY	JPM	12/04/13	704,283	365,084	376,704	—	11,620
UGX	CIT	04/08/13	373,368,000	141,000	143,820	—	2,820
UGX	CIT	05/07/13	269,114,500	101,000	102,732	—	1,732
UYU	HSB	04/03/13	1,939,500	102,348	102,219	129	—
Total Forward Currency Sale Contracts				$14,101,161	$13,885,973	244,475	29,287

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$465,114	$334,936

Interest Rate Swap Agreements open at March 31, 2013:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Variable Rate	Unrealized Appreciation	Unrealized Depreciation
BRL	BRC	591,000	01/04/16	8.18%	Brazil Cetip Interbank Deposit Rate	$—	$5,567
BRL	BRC	538,000	01/02/17	8.34%	Brazil Cetip Interbank Deposit Rate	—	8,423

Lazard Emerging Markets Multi-Strategy Portfolio (concluded)

Interest Rate Swap Agreements open at March 31, 2013 (concluded):

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Variable Rate	Unrealized Appreciation	Unrealized Depreciation
BRL	BRC	216,000	01/02/17	8.35%	Brazil Cetip Interbank Deposit Rate	$—	$3,426
BRL	BRC	347,001	01/02/17	8.80%	Brazil Cetip Interbank Deposit Rate	—	1,957
BRL	JPM	692,001	01/02/17	8.90%	Brazil Cetip Interbank Deposit Rate	—	2,590
CZK	BRC	10,600,000	01/07/18	1.00%	The Prague Interbank Offered Rate	152	—
HUF	BRC	150,000,000	01/07/18	(5.07%)	Budapest Interbank Offered Rate	—	9,401
Gross unrealized appreciation/depreciation on Interest Rate Swap Agreements						$152	$31,364

Description	Security Currency	Principal Amount (000)	Value

Lazard Emerging Markets Debt Portfolio

Corporate Bonds | 7.7%

Brazil | 1.3%

AmBev International Finance Co., Ltd., 9.500%, 07/24/17	BRL	500	$275,393
Arcos Dorados Holdings, Inc.:
10.250%, 07/13/16	BRL	250	127,985
10.250%, 07/13/16 (e)	BRL	1,500	767,908
Banco do Brasil SA, 9.250%, 04/15/23	USD	925	1,119,250
Banco Santander Brasil SA, 8.000%, 03/18/16 (e)	BRL	700	349,662
Companhia Energetica de Sao Paulo, 9.750%, 01/15/15	BRL	539	415,569
Odebrecht Finance, Ltd.:
7.125%, 06/26/42	USD	375	424,687
7.125%, 06/26/42 (e)	USD	750	849,375

			4,329,829

Chile | 0.1%

Corpbanca SA, 3.125%, 01/15/18	USD	500	494,070

China | 0.1%

China Liansu Group Holdings, Ltd., 7.875%, 05/13/16	USD	200	213,250

Colombia | 0.1%

Empresa de Telecomunicaciones de Bogota SA, 7.000%, 01/17/23 (e)	COP	560,000	325,171

Dominican Republic | 0.2%

Banco de Reservas de LA Republica Dominicana, 7.000%, 02/01/23 (e)	USD	740	740,000

Georgia | 0.3%

Bank of Georgia JSC, 7.750%, 07/05/17	USD	1,025	1,085,711

Guatemala | 0.2%

Industrial Senior Trust, 5.500%, 11/01/22 (e)	USD	600	597,750

India | 0.2%

Vedanta Resources PLC:
9.500%, 07/18/18	USD	475	555,750
8.250%, 06/07/21	USD	275	313,500

			869,250

Indonesia | 1.1%

PT Berau Coal Energy Tbk, 7.250%, 03/13/17	USD	650	654,875

Description	Security Currency	Principal Amount (000)	Value

PT Gajah Tunggal Tbk, 7.750%, 02/06/18 (e)	USD	750	$776,250
PT Pertamina (Persero) Tbk:
5.250%, 05/23/21	USD	900	963,000
6.500%, 05/27/41	USD	1,300	1,407,250

			3,801,375

Kazakhstan | 0.2%

Halyk Savings Bank of Kazakhstan JSC, 7.250%, 05/03/17	USD	650	697,937

Luxembourg | 0.2%

BC Luxco 1 SA, 7.375%, 01/29/20 (e)	USD	600	621,000

Mexico | 1.2%

America Movil SAB de CV, 6.450%, 12/05/22	MXN	21,850	1,859,756
Bio Pappel SAB de CV, 7.000%, 08/27/16 (f)	USD	525	519,750
Cemex SAB de CV, 9.500%, 06/15/18 (e)	USD	875	1,016,094
TV Azteca SAB de CV, 7.500%, 05/25/18	USD	750	813,750

			4,209,350

Peru | 0.2%

Corp. Azucarera del Peru SA, 6.375%, 08/02/22 (e)	USD	700	735,000

Russia | 1.9%

Gazprom OAO, 8.625%, 04/28/34	USD	525	712,688
Novatek OAO, 7.750%, 02/21/17 (e)	RUB	52,000	1,670,367
OJSC Novolipetsk Steel, 4.950%, 09/26/19 (e)	USD	325	328,179
Russian Standard Bank, 7.730%, 12/16/15	USD	200	200,500
RZD Capital, Ltd., 8.300%, 04/02/19	RUB	6,000	198,715
TMK OAO, 6.750%, 04/03/20 (e)	USD	1,050	1,034,250
VimpelCom Holdings BV:
9.000%, 02/13/18 (e)	RUB	50,500	1,682,670
5.950%, 02/13/23 (e)	USD	600	595,380

			6,422,749

Turkey | 0.3%

Akbank TAS, 7.500%, 02/05/18 (e)	TRY	1,790	973,998

Description	Security Currency	Principal Amount (000)	Value

Lazard Emerging Markets Debt Portfolio (continued)

United States | 0.1%

Anheuser-Busch InBev Worldwide, Inc., 9.750%, 11/17/15	BRL	350	$187,319

Total Corporate Bonds (Identified cost $25,855,403)			26,303,759

Foreign Government Obligations | 72.9%

Argentina | 0.7%

Republic of Argentina:
8.750%, 06/02/17	USD	345	253,575
8.280%, 12/31/33	USD	2,393	1,292,286
2.500%, 12/31/38 (f)	USD	2,425	757,813

			2,303,674

Belarus | 0.5%

Republic of Belarus:
8.750%, 08/03/15	USD	840	873,600
8.950%, 01/26/18	USD	900	960,750

			1,834,350

Bolivia | 0.3%

Bolivia Government, 4.875%, 10/29/22	USD	975	969,150

Brazil | 3.0%

Brazil Minas Spe, 5.333%, 02/15/28	USD	6,850	7,478,830
Federal Republic of Brazil, 7.125%, 01/20/37	USD	1,955	2,712,562

			10,191,392

Chile | 1.6%

Republic of Chile, 2.250%, 10/30/22	USD	5,650	5,452,250

Colombia | 0.1%

Republic of Colombia:
7.750%, 04/14/21	COP	85,000	59,032
9.850%, 06/28/27	COP	160,000	134,889

			193,921

Croatia | 0.2%

Croatia, 6.250%, 04/27/17	USD	720	771,228

Dominican Republic | 0.2%

Dominican Republic:
16.000%, 02/07/14	DOP	6,000	154,528
11.700%, 06/06/14	DOP	24,500	614,117

			768,645

Egypt | 0.6%

Arab Republic of Egypt:
5.750%, 04/29/20	USD	875	739,375

Description	Security Currency	Principal Amount (000)	Value

6.875%, 04/30/40	USD	1,895	$1,468,625

			2,208,000

El Salvador | 0.9%

Republic of El Salvador, 5.875%, 01/30/25 (e)	USD	2,800	2,940,000

Georgia | 0.1%

Republic of Georgia, 6.875%, 04/12/21	USD	450	515,250

Ghana | 0.9%

Ghana Government Bonds:
26.000%, 06/05/17	GHS	875	557,516
23.000%, 08/21/17	GHS	963	573,345
Republic of Ghana, 8.500%, 10/04/17	USD	1,850	2,113,625

			3,244,486

Guatemala | 0.6%

Republic of Guatemala:
5.750%, 06/06/22 (e)	USD	246	270,969
4.875%, 02/13/28 (e)	USD	1,850	1,808,375

			2,079,344

Honduras | 0.2%

Honduras Government Bond, 7.500%, 03/15/24 (e)	USD	600	603,600

Hungary | 2.9%

Hungary Government Bonds:
7.750%, 08/24/15	HUF	203,000	909,145
6.750%, 02/24/17	HUF	764,000	3,375,245
6.500%, 06/24/19	HUF	134,000	583,726
7.000%, 06/24/22	HUF	210,000	923,293
6.750%, 10/22/28	HUF	112,000	479,551
Republic of Hungary:
4.750%, 02/03/15	USD	950	951,425
6.250%, 01/29/20	USD	825	842,531
6.375%, 03/29/21	USD	625	643,750
7.625%, 03/29/41	USD	1,064	1,085,280

			9,793,946

Indonesia | 3.9%

Indonesia Government:
7.000%, 05/15/22	IDR	10,840,000	1,229,970
5.625%, 05/15/23	IDR	4,200,000	429,721
8.375%, 09/15/26	IDR	6,405,000	786,131
7.000%, 05/15/27	IDR	15,570,000	1,713,863
6.125%, 05/15/28	IDR	33,530,000	3,380,266
8.250%, 06/15/32	IDR	11,500,000	1,400,987
6.625%, 05/15/33	IDR	5,500,000	571,992
Republic of Indonesia:
6.875%, 01/17/18	USD	1,655	1,952,900
6.625%, 02/17/37	USD	965	1,189,362
5.250%, 01/17/42	USD	775	825,375

			13,480,567

Description	Security Currency	Principal Amount (000)	Value

Lazard Emerging Markets Debt Portfolio (continued)

Iraq | 2.3%

Republic of Iraq, 5.800%, 01/15/28	USD	8,725	$7,983,375

Ivory Coast | 3.3%

Ivory Coast, 5.750%, 12/31/32 (f)	USD	12,150	11,238,750

Jordan | 0.1%

Kingdom of Jordan, 3.875%, 11/12/15	USD	375	364,688

Lebanon | 0.7%

Lebanese Republic:
9.000%, 03/20/17	USD	1,465	1,688,413
6.100%, 10/04/22	USD	630	636,300

			2,324,713

Malaysia | 4.8%

Bank Negara Monetary Notes:
0.000%, 04/02/13	MYR	3,950	1,275,214
0.000%, 05/02/13	MYR	8,700	2,801,785
0.000%, 06/04/13	MYR	1,700	546,003
Malaysian Government:
3.434%, 08/15/14	MYR	760	246,714
3.741%, 02/27/15	MYR	2,070	677,117
3.835%, 08/12/15	MYR	6,500	2,137,053
4.262%, 09/15/16	MYR	8,000	2,683,652
3.580%, 09/28/18	MYR	6,700	2,196,643
4.378%, 11/29/19	MYR	5,890	2,013,665
4.160%, 07/15/21	MYR	1,660	560,489
3.418%, 08/15/22	MYR	1,470	473,097
4.392%, 04/15/26	MYR	2,325	810,988

			16,422,420

Mexico | 7.5%

Mexican Bonos:
6.000%, 06/18/15	MXN	35,500	2,978,896
7.750%, 12/14/17	MXN	19,500	1,784,412
8.500%, 12/13/18	MXN	6,000	576,742
7.500%, 06/03/27	MXN	25,500	2,501,269
8.500%, 05/31/29	MXN	30,400	3,238,448
7.750%, 05/29/31	MXN	7,500	750,513
10.000%, 11/20/36	MXN	2,670	330,992
8.500%, 11/18/38	MXN	20,650	2,256,196
7.750%, 11/13/42	MXN	3,400	346,589
Mexican Cetes, 0.000%, 04/04/13	MXN	262,500	2,123,620
Mexican Udibonos, 2.500%, 12/10/20	MXN	21,644	1,927,217
United Mexican States:
5.950%, 03/19/19	USD	2,340	2,831,400
6.750%, 09/27/34	USD	3,095	4,116,350

			25,762,644

Description	Security Currency	Principal Amount (000)	Value

Namibia | 0.1%

Republic of Namibia, 5.500%, 11/03/21 (e)	USD	200	$221,000

Nigeria | 2.0%

Nigeria Treasury Bills:
0.000%, 04/11/13	NGN	82,425	517,117
0.000%, 05/09/13	NGN	37,000	230,189
0.000%, 06/27/13	NGN	110,000	673,772
0.000%, 09/05/13	NGN	90,000	539,966
0.000%, 10/10/13	NGN	147,000	874,379
0.000%, 10/24/13	NGN	2,000	11,829
0.000%, 12/19/13	NGN	230,000	1,340,455
Nigeria Treasury Bonds:
15.100%, 04/27/17	NGN	36,000	258,119
16.000%, 06/29/19	NGN	117,000	901,686
16.390%, 01/27/22	NGN	153,447	1,258,546
Republic of Nigeria, 6.750%, 01/28/21	USD	200	231,000

			6,837,058

Paraguay | 0.3%

Republic of Paraguay, 4.625%, 01/25/23 (e)	USD	875	878,500

Peru | 0.7%

Republic of Peru:
7.840%, 08/12/20	PEN	3,045	1,481,234
8.200%, 08/12/26	PEN	830	447,751
6.950%, 08/12/31 (e)	PEN	1,077	517,709

			2,446,694

Philippines | 1.8%

Republic of Philippines:
7.750%, 01/14/31	USD	3,575	5,170,344
6.250%, 01/14/36	PHP	30,000	976,782

			6,147,126

Poland | 3.4%

Poland Government Bonds:
0.000%, 01/25/14	PLN	7,250	2,170,993
5.500%, 04/25/15	PLN	400	128,388
5.250%, 10/25/17	PLN	4,125	1,366,304
5.500%, 10/25/19	PLN	16,027	5,471,914
2.750%, 08/25/23	PLN	7,698	2,562,847

			11,700,446

Romania | 1.9%

Romania Government Bonds:
5.800%, 10/26/15	RON	2,700	788,887
5.750%, 01/27/16	RON	1,000	291,667
6.750%, 06/11/17	RON	2,600	786,668
5.900%, 07/26/17	RON	6,200	1,819,185
6.750%, 02/07/22	USD	1,146	1,333,658
4.375%, 08/22/23 (e)	USD	1,400	1,370,852

			6,390,917

Description	Security Currency	Principal Amount (000)	Value

Lazard Emerging Markets Debt Portfolio (continued)

Russia | 4.6%

Russia Foreign Bonds:
7.850%, 03/10/18	RUB	100,000	$3,430,574
7.850%, 03/10/18 (e)	RUB	5,000	171,529
5.000%, 04/29/20	USD	500	565,000
7.500%, 03/31/30	USD	2,988	3,700,920
Russian Federation:
3.250%, 04/04/17	USD	800	837,000
3.250%, 04/04/17 (e)	USD	2,800	2,929,500
5.625%, 04/04/42	USD	1,000	1,122,500
5.625%, 04/04/42 (e)	USD	200	224,500
Russian Government Bonds - OFZ:
7.600%, 04/14/21	RUB	24,475	826,255
7.000%, 01/25/23	RUB	26,000	836,020
8.150%, 02/03/27	RUB	35,000	1,214,318

			15,858,116

Senegal | 0.6%

Republic of Senegal, 8.750%, 05/13/21	USD	1,675	1,984,875

Serbia | 0.4%

Republic of Serbia, 5.250%, 11/21/17 (e)	USD	400	412,000
Serbia Treasury Bill, 0.000%, 01/03/14	RSD	80,000	847,923

			1,259,923

South Africa | 4.3%

Eskom Holdings, Ltd., 7.850%, 04/02/26	ZAR	9,000	970,918
Republic of South Africa:
13.500%, 09/15/15	ZAR	11,450	1,469,960
8.250%, 09/15/17	ZAR	26,440	3,131,004
8.000%, 12/21/18	ZAR	13,300	1,569,913
7.250%, 01/15/20	ZAR	14,400	1,635,862
6.750%, 03/31/21	ZAR	8,050	887,178
7.750%, 02/28/23	ZAR	10,000	1,157,330
10.500%, 12/21/26	ZAR	20,635	2,838,538
7.000%, 02/28/31	ZAR	11,400	1,133,602

			14,794,305

Thailand | 3.5%

Bank of Thailand Bond, 0.000%, 04/04/13	THB	11,800	402,877
Thailand Government Bonds:
3.625%, 05/22/15	THB	26,400	915,520
3.125%, 12/11/15	THB	90,000	3,091,316
3.250%, 06/16/17	THB	30,000	1,032,564
3.875%, 06/13/19	THB	116,200	4,102,965
1.200%, 07/14/21	THB	61,142	2,156,201
3.580%, 12/17/27	THB	3,200	106,844

			11,808,287

Description	Security Currency	Principal Amount (000)	Value

Turkey | 8.8%

Republic of Turkey:
7.000%, 09/26/16	USD	1,350	$1,552,500
5.125%, 03/25/22	USD	3,615	3,976,500
6.875%, 03/17/36	USD	3,190	3,931,675
Turkey Government Bonds:
0.000%, 05/15/13	TRY	650	356,442
0.000%, 07/17/13	TRY	5,040	2,735,690
9.000%, 03/05/14	TRY	860	487,205
4.500%, 02/11/15	TRY	2,687	1,602,312
4.000%, 04/29/15	TRY	981	581,836
9.000%, 01/27/16	TRY	8,566	5,049,267
9.000%, 03/08/17	TRY	9,300	5,589,869
10.500%, 01/15/20	TRY	2,060	1,370,373
4.000%, 04/01/20	TRY	1,923	1,259,535
3.000%, 07/21/21	TRY	2,705	1,698,075

			30,191,279

Ukraine | 1.3%

Ukraine Government:
6.875%, 09/23/15	USD	775	772,753
6.580%, 11/21/16	USD	1,725	1,694,812
9.250%, 07/24/17 (e)	USD	400	433,040
7.800%, 11/28/22 (e)	USD	1,425	1,442,813

			4,343,418

Uruguay | 1.2%

Republic Orient Uruguay, 5.000%, 09/14/18	UYU	33,785	2,095,623
Uruguay Monetary Regulation Bills:
0.000%, 09/09/13	UYU	25,750	1,316,100
0.000%, 10/18/13	UYU	12,000	606,838

			4,018,561

Venezuela | 2.1%

Republic of Venezuela:
7.000%, 12/01/18	USD	305	284,413
7.750%, 10/13/19	USD	890	832,150
8.250%, 10/13/24	USD	3,695	3,353,212
7.650%, 04/21/25	USD	1,226	1,072,750
9.250%, 05/07/28	USD	936	895,837
7.000%, 03/31/38	USD	890	700,875

			7,139,237

Zambia | 0.5%

Republic of Zambia:
5.375%, 09/20/22	USD	700	694,750
5.375%, 09/20/22 (e)	USD	1,075	1,068,281

			1,763,031

Total Foreign Government Obligations (Identified cost $244,872,341)			249,229,166

Quasi Government Bonds | 9.0%

Angola | 3.5%

Northern Lights III BV, 7.000%, 08/16/19	USD	10,855	11,994,775

Description	Security Currency	Principal Amount (000)	Value

Lazard Emerging Markets Debt Portfolio (continued)

Colombia | 0.5%

Emgesa SA ESP:
8.750%, 01/25/21	COP	1,000,000	$650,507
8.750%, 01/25/21 (e)	COP	150,000	97,576
Empresas Publicas de Medellin ESP:
8.375%, 02/01/21	COP	1,260,000	804,109
8.375%, 02/01/21 (e)	COP	150,000	95,727

			1,647,919

Kazakhstan | 1.5%

Development Bank of Kazakhstan JSC, 4.125%, 12/10/22 (e)	USD	5,425	5,255,686

Malaysia | 1.2%

Petronas Capital Ltd., Co., 5.250%, 08/12/19	USD	3,375	3,924,929

Russia | 0.4%

Russian Agricultural Bank OJSC:
8.700%, 03/17/16	RUB	15,000	497,922
8.625%, 02/17/17	RUB	14,000	466,775
8.625%, 02/17/17 (e)	RUB	11,600	386,757

			1,351,454

South Africa | 0.1%

Transnet, Ltd., 10.500%, 09/17/20	ZAR	3,000	380,934

South Korea | 0.2%

Export-Import Bank of Korea, 6.600%, 11/04/13	IDR	6,700,000	693,936

Venezuela | 1.6%

Petroleos de Venezuela SA:
5.250%, 04/12/17	USD	3,270	2,836,725
8.500%, 11/02/17	USD	2,610	2,538,225

			5,374,950

Total Quasi Government Bonds (Identified cost $30,711,889)			30,624,583

Supranationals | 0.3%

European Bank for Reconstruction & Development, 7.200%, 06/08/16	IDR	1,500,000	162,647

Inter-American Development Bank, 0.000%, 08/20/15	IDR	7,000,000	631,967

Total Supranationals (Identified cost $868,840)			794,614

Description	Shares	Value

Short-Term Investment | 9.3%

State Street Institutional Treasury Money Market Fund (Identified cost $31,940,399)	31,940,399	$31,940,399

Total Investments | 99.2% (Identified cost $334,248,872) (b), (g)		338,892,521

Description	Number of Contracts	Value

Purchased Options | 0.0%

USD vs BRL May 13 1.97 Put, Expires 05/02/13	70,000	$9,800
USD vs RUB May 13 31.00 Put, Expires 05/08/13	80,000	44,000

Total Purchased Options (Identified cost $145,300)		53,800

Total Investments and Purchased Options | 99.2% (Identified cost $334,394,172)		$338,946,321

Cash and Other Assets in Excess of Liabilities | 0.8%		2,823,573

Net Assets | 100.0%		$341,769,894

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at March 31, 2013:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Purchase Contracts
BRL	BRC	04/02/13	5,574,947	$2,804,934	$2,758,850	$—	$46,084
BRL	BRC	05/03/13	2,422,800	1,200,000	1,194,783	—	5,217
BRL	BRC	05/03/13	2,516,250	1,250,000	1,240,867	—	9,133
BRL	BRC	05/03/13	3,925,561	1,940,417	1,935,857	—	4,560
BRL	HSB	04/02/13	5,574,947	2,804,158	2,758,850	—	45,308
BRL	HSB	04/02/13	6,828,528	3,480,000	3,379,205	—	100,795
BRL	HSB	05/03/13	3,925,561	1,941,329	1,935,857	—	5,472
BRL	HSB	05/03/13	5,234,082	2,595,177	2,581,143	—	14,034
BRL	JPM	05/03/13	2,421,900	1,200,000	1,194,339	—	5,661
BRL	UBS	04/02/13	4,893,217	2,429,842	2,421,485	—	8,357
BRL	UBS	04/02/13	5,574,947	2,804,722	2,758,850	—	45,872
BRL	UBS	05/03/13	5,234,082	2,594,533	2,581,143	—	13,390
BRL	UBS	05/03/13	5,234,082	2,594,501	2,581,143	—	13,358
CLP	HSB	04/04/13	769,973,328	1,600,000	1,632,547	32,547	—
CLP	HSB	04/09/13	378,595,000	791,626	802,129	10,503	—
CLP	HSB	04/22/13	714,225,000	1,483,426	1,510,330	26,904	—
CLP	JPM	04/08/13	363,926,000	760,000	771,164	11,164	—
HUF	UBS	04/08/13	259,387,000	1,126,587	1,091,728	—	34,859
MXN	JPM	04/22/13	44,455,367	3,583,261	3,592,358	9,097	—
PLN	BRC	04/18/13	823,784	259,325	252,643	—	6,682
PLN	BRC	04/18/13	1,545,802	485,000	474,076	—	10,924
PLN	BRC	04/18/13	4,128,995	1,300,000	1,266,305	—	33,695
PLN	JPM	04/18/13	3,200,000	985,009	981,395	—	3,614
PLN	JPM	04/18/13	6,823,660	2,174,179	2,092,722	—	81,457
RON	CIT	04/22/13	4,865,130	1,495,238	1,408,479	—	86,759
RSD	CIT	04/15/13	114,700,000	1,338,390	1,304,678	—	33,712
RSD	CIT	04/15/13	135,228,000	1,613,699	1,538,178	—	75,521
RUB	BRC	04/11/13	13,492,323	437,225	433,241	—	3,984
RUB	BRC	04/11/13	102,402,323	3,315,923	3,288,158	—	27,765
RUB	HSB	04/11/13	13,492,323	437,225	433,241	—	3,984
RUB	HSB	04/11/13	102,402,323	3,315,601	3,288,158	—	27,443
UYU	JPM	04/09/13	9,531,000	450,000	501,684	51,684	—
ZMW	BRC	06/21/13	1,808,400	330,000	332,942	2,942	—
ZMW	BRC	06/21/13	1,808,400	330,000	332,942	2,942	—
ZMW	BRC	09/17/13	3,637,624	670,000	654,942	—	15,058
ZMW	BRC	09/17/13	3,637,624	670,000	654,942	—	15,058
ZMW	BRC	12/17/13	2,900,000	500,000	511,476	11,476	—
ZMW	BRC	12/17/13	2,900,000	500,000	511,476	11,476	—
Total Forward Currency Purchase Contracts				$59,591,327	$58,984,306	$170,735	$777,756

Forward Currency Sale Contracts
BRL	BRC	04/02/13	1,649,385	$819,041	$816,224	$2,817	$—
BRL	BRC	04/02/13	3,925,561	1,947,203	1,942,626	4,577	—
BRL	HSB	04/02/13	3,243,831	1,610,801	1,605,261	5,540	—

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at March 31, 2013 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Sale Contracts (concluded)
BRL	HSB	04/02/13	3,925,561	$1,948,169	$1,942,625	$5,544	$—
BRL	HSB	04/02/13	5,234,082	2,604,021	2,590,168	13,853	—
BRL	UBS	04/02/13	5,234,082	2,603,373	2,590,168	13,205	—
BRL	UBS	04/02/13	5,234,082	2,603,373	2,590,168	13,205	—
CLP	CIT	04/04/13	443,096,500	935,000	939,482	—	4,482
CLP	HSB	04/04/13	326,876,828	686,427	693,065	—	6,638
CLP	HSB	04/09/13	378,595,000	794,700	802,129	—	7,429
CLP	HSB	04/22/13	714,225,000	1,497,327	1,510,330	—	13,003
CLP	JPM	04/08/13	363,926,000	763,749	771,164	—	7,415
EUR	BRC	04/22/13	664,256	860,009	851,582	8,427	—
EUR	CIT	04/15/13	629,296	818,670	806,726	11,944	—
EUR	CIT	04/15/13	1,000,000	1,338,390	1,281,951	56,439	—
EUR	CIT	04/15/13	1,180,000	1,613,699	1,512,702	100,997	—
EUR	CIT	04/22/13	1,110,000	1,495,238	1,423,030	72,208	—
HUF	BRC	04/08/13	405,344,910	1,759,844	1,706,046	53,798	—
MXN	BRC	04/22/13	12,416,400	1,000,000	1,003,347	—	3,347
MXN	JPM	04/22/13	8,051,713	650,000	650,644	—	644
MXN	JPM	04/22/13	10,747,296	864,000	868,470	—	4,470
MYR	JPM	05/02/13	4,331,600	1,400,000	1,395,827	4,173	—
RUB	BRC	04/11/13	40,235,100	1,290,000	1,291,957	—	1,957
RUB	HSB	04/11/13	32,117,460	1,030,000	1,031,298	—	1,298
RUB	JPM	04/11/13	32,115,400	1,030,001	1,031,232	—	1,231
THB	JPM	04/12/13	11,800,000	402,620	402,682	—	62
THB	JPM	04/12/13	96,500,000	3,294,865	3,293,122	1,743	—
TRY	BRC	04/11/13	9,068,178	5,026,707	5,005,904	20,803	—
UYU	JPM	04/09/13	9,531,000	501,631	501,684	—	53
ZAR	BRC	04/22/13	17,944,034	1,915,133	1,946,428	—	31,295
ZMW	BRC	06/21/13	1,808,400	330,301	332,942	—	2,641
Total Forward Currency Sale Contracts				$45,434,292	$45,130,984	389,273	85,965

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$560,008	$863,721

Interest Rate Swap Agreements open at March 31, 2013:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Variable Rate	Unrealized Depreciation
BRL	BRC	2,955,711	01/04/16	8.18%	Brazil Cetip Interbank Deposit Rate	$27,842
BRL	BRC	4,189,478	01/04/16	8.65%	Brazil Cetip Interbank Deposit Rate	18,146
BRL	BRC	2,047,641	01/02/17	(1.00%)	Brazil Cetip Interbank Deposit Rate	4,592

Lazard Emerging Markets Debt Portfolio (concluded)

Interest Rate Swap Agreements open at March 31, 2013 (concluded):

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Variable Rate	Unrealized Depreciation
BRL	BRC	2,898,000	01/02/17	8.33%	Brazil Cetip Interbank Deposit Rate	$47,663
BRL	BRC	3,583,753	01/02/17	8.34%	Brazil Cetip Interbank Deposit Rate	56,108
BRL	BRC	951,237	01/04/21	9.24%	Brazil Cetip Interbank Deposit Rate	19,798
BRL	JPM	2,203,000	01/02/17	7.83%	Brazil Cetip Interbank Deposit Rate	3,676
BRL	JPM	1,189,001	01/04/21	7.83%	Brazil Cetip Interbank Deposit Rate	13,626
ZAR	BRC	15,200,000	10/16/17	5.78%	South Africa Johannesburg Interbank Agreed Rate 3 Month	13,468
						$204,919
Gross unrealized depreciation on Interest Rate Swap Agreements

Description	Shares	Value

Lazard US Realty Income Portfolio

Common Stocks | 5.9%

Real Estate | 5.9%

Colony Financial, Inc.	266,815	$5,923,293
Mission West Properties, Inc.	64,500	1,290
Starwood Property Trust, Inc.	135,936	3,773,583

Total Common Stocks (Identified cost $7,573,066)		9,698,166

Preferred Stocks | 35.3%

Real Estate | 35.3%

Apollo Commercial Real Estate Finance, Inc., Series A, 8.625%	60,000	1,575,000
Ashford Hospitality Trust, Inc.:
Series A, 8.550%	35,163	889,624
Sreies D, 8.450%	61,782	1,558,142
CapLease, Inc., Series A, 8.125%	26,687	681,319
CBL & Associates Properties, Inc., Series E, 6.625%	60,000	1,514,400
Cedar Realty Trust, Inc., Series B, 7.250%	72,918	1,833,888
Coresite Realty Corp., Series A, 7.250%	35,500	930,100
DDR Corp.:
Series J, 6.500%	47,900	1,211,391
Series K, 6.250%	66,000	1,640,100
EPR Properties, Series F, 6.625%	13,769	353,863
First Industrial Realty Trust, Inc., Series K, 7.250%	58,630	1,478,649
General Growth Properties, Inc., Series A, 6.375%	275,000	6,861,250
Glimcher Realty Trust:
6.875%	160,000	4,030,000
Series G, 8.125%	72,826	1,833,759
Hersha Hospitality Trust, Series B, 8.000%	43,018	1,130,513
Kilroy Realty Corp., Series H, 6.375%	16,900	437,034
Kimco Realty Corp., Series J, 5.500%	69,900	1,774,062
Kite Realty Group Trust, Series A, 8.250%	40,530	1,051,348
LaSalle Hotel Properties, Series I, 6.375%	90,000	2,229,300
NorthStar Realty Finance Corp., Series A, 8.750%	72,886	1,857,135

Description	Shares	Value

Pebblebrook Hotel Trust, Series C, 6.500%	125,000	$3,081,250
Pennsylvania Real Estate Investment Trust:
Series A, 8.250%	60,000	1,594,200
Series B, 7.375%	33,694	865,599
PS Business Parks, Inc., Series U, 5.750%	47,300	1,190,068
Regency Centers Corp., Series 7, 6.000%	16,342	413,779
Retail Properties of America, Inc., 7.000%	68,979	1,745,859
Sabra Healthcare REIT, Inc., Series A, 7.125%	130,000	3,278,444
Strategic Hotels & Resorts, Inc., Series C, 8.250%	84,985	2,105,079
Sun Communities, Inc., Series A, 7.125%	85,000	2,171,750
Taubman Centers, Inc., Series K, 6.250%	125,000	3,123,750
Vornado Realty Trust, Series K, 5.700%	73,764	1,878,031
Weingarten Realty Investors, Series F, 6.500%	32,788	829,536
Winthrop Realty Trust, 7.750%	25,000	650,000

Total Preferred Stocks (Identified cost $56,813,768)		57,798,222

Real Estate Investment Trusts | 55.1%

Apollo Commercial Real Estate Finance, Inc.	349,610	6,149,640
BioMed Realty Trust, Inc.	277,500	5,994,000
Brandywine Realty Trust	110,600	1,642,410
Camden Property Trust	31,100	2,135,948
Campus Crest Communities, Inc.	465,990	6,477,261
Corporate Office Properties Trust	59,800	1,595,464
Digital Realty Trust, Inc.	105,500	7,059,005
Dynex Capital, Inc.	493,920	5,275,066
EPR Properties	152,755	7,950,898
Excel Trust, Inc.	242,100	3,304,665
First Potomac Realty Trust	303,426	4,499,807
Highwoods Properties, Inc.	144,000	5,698,080
Home Properties, Inc.	49,400	3,132,948
LTC Properties, Inc.	69,600	2,834,808
Ramco-Gershenson Properties Trust	166,313	2,794,058
Realty Income Corp.	57,300	2,598,555
Retail Opportunity Investments Corp.	541,800	7,590,618
Spirit Realty Capital, Inc.	87,400	1,660,600
STAG Industrial, Inc.	68,380	1,454,443

Description	Shares	Value

Lazard US Realty Income Portfolio (concluded)

Sun Communities, Inc.	165,857	$8,181,726
Whitestone REIT	146,475	2,217,631

Total Real Estate Investment Trusts (Identified cost $81,510,388)		90,247,631

Short-Term Investment | 2.4%

State Street Institutional Treasury Money Market Fund (Identified cost $3,883,801)	3,883,801	3,883,801

Total Investments | 98.7% (Identified cost $149,781,023) (b)		$161,627,820

Cash and Other Assets in Excess of Liabilities | 1.3%		2,135,074

Net Assets | 100.0%		$163,762,894

Description	Shares	Value

Lazard US Realty Equity Portfolio

Common Stock | 2.3%

Real Estate | 2.3%

Colony Financial, Inc. (Identified cost $1,855,443)	99,012	$2,198,067

Real Estate Investment Trusts | 94.6%

American Tower Corp.	88,596	6,814,804
Apartment Investment & Management Co., Class A	66,544	2,040,239
Associated Estates Realty Corp.	86,139	1,605,631
AvalonBay Communities, Inc.	42,094	5,332,047
Boston Properties, Inc.	56,475	5,707,364
DDR Corp.	23,238	404,806
Digital Realty Trust, Inc.	70,367	4,708,256
Equity Lifestyle Properties, Inc.	33,455	2,569,344
Equity Residential	42,508	2,340,490
Essex Property Trust, Inc.	30,207	4,548,570
Extra Space Storage, Inc.	30,000	1,178,100
First Potomac Realty Trust	177,078	2,626,067
General Growth Properties, Inc.	150,838	2,998,659
HCP, Inc.	76,300	3,804,318
Health Care REIT, Inc.	44,400	3,015,204
Pebblebrook Hotel Trust	79,079	2,039,447
Plum Creek Timber Co., Inc.	18,400	960,480
Prologis, Inc.	44,092	1,762,798
Public Storage	23,949	3,647,912
Rayonier, Inc.	29,400	1,754,298
Retail Opportunity Investments Corp.	275,784	3,863,734
Silver Bay Realty Trust Corp.	34,623	716,696
Simon Property Group, Inc.	58,507	9,276,870

Description	Shares	Value

SL Green Realty Corp.	26,928	$2,318,770
Strategic Hotels & Resorts, Inc. (a)	122,100	1,019,535
The Macerich Co.	21,500	1,384,170
Ventas, Inc.	62,124	4,547,477
Vornado Realty Trust	16,600	1,388,424
Weyerhaeuser Co.	179,444	5,630,953

Total Real Estate Investment Trusts (Identified cost $84,398,079)		90,005,463

Short-Term Investment | 2.7%

State Street Institutional Treasury Money Market Fund (Identified cost $2,586,162)	2,586,162	2,586,162

Total Investments | 99.6% (Identified cost $88,839,684) (b)		94,789,692

Description	Number of Contracts	Value

Purchased Options | 0.1%

iShares Dow Jones U.S. Real Estate Index Fund 67.00 Put, Expires 04/20/13	4,100	$53,300
iShares Dow Jones U.S. Real Estate Index Fund 68.00 Put, Expires 06/22/13	1,100	108,900

Total Purchased Options (Identified cost $631,990)		162,200

Total Investments and Purchased Options | 99.7% (Identified cost $89,471,674)		$94,951,892

Cash and Other Assets in Excess of Liabilities | 0.3%		242,162

Net Assets | 100.0%		$95,194,054

Description	Shares	Value

Lazard International Realty Equity Portfolio

Common Stocks | 65.1%

Australia | 4.4%

Charter Hall Group	25,877	$103,187
Goodman Group	26,717	132,963

		236,150

Brazil | 5.5%

Aliansce Shopping Centers SA	5,900	69,402
BR Properties SA	6,100	67,860
Gafisa SA (a)	20,400	40,583
Multiplan Empreendimentos Imobiliarios SA	2,300	66,140
PDG Realty SA Empreendimentos e Participacoes	25,500	39,750
Rossi Residencial SA	9,300	14,083

		297,818

Canada | 0.9%

First Capital Realty, Inc.	2,500	46,636

China | 8.9%

China Overseas Land & Investment, Ltd.	56,000	154,743
Longfor Properties Co., Ltd.	115,000	190,221
Shimao Property Holdings, Ltd.	24,500	47,153
Shui On Land, Ltd.	67,500	29,043
Soho China, Ltd.	65,000	54,093

		475,253

Hong Kong | 17.5%

Cheung Kong Holdings, Ltd.	16,000	236,211
Great Eagle Holdings, Ltd.	23,373	95,147
Hang Lung Properties, Ltd.	7,000	26,196
Hongkong Land Holdings, Ltd.	7,000	51,870
Sun Hung Kai Properties, Ltd.	14,000	188,289
The Wharf Holdings, Ltd.	38,000	339,489

		937,202

Indonesia | 0.6%

PT Pakuwon Jati Tbk	753,500	29,853

Japan | 18.9%

Mitsubishi Estate Co., Ltd.	9,000	253,455
Mitsui Fudosan Co., Ltd.	15,000	425,772
NTT Urban Development Corp.	88	103,548
Sumitomo Realty & Development Co., Ltd.	6,000	232,326

		1,015,101

Malaysia | 0.5%

UEM Land Holdings Bhd	33,100	28,755

Norway | 1.9%

Norwegian Property ASA	66,100	103,777

Description	Shares	Value

Singapore | 2.1%

CapitaLand, Ltd.	40,000	$113,839

Thailand | 1.5%

Asian Property Development Public Co., Ltd.	116,200	37,298
Land and Houses Public Co., Ltd.	98,000	42,834

		80,132

United Kingdom | 2.4%

Capital & Counties Properties PLC	18,391	76,092
Countrywide PLC	8,793	52,106

		128,198

Total Common Stocks (Identified cost $2,854,751)		3,492,714

Open-End Management Investment Company | 1.0%

Canada | 1.0%

Calloway Real Estate Investment Trust (Identified cost $52,786)	1,800	51,882

Real Estate Investment Trusts | 31.4%

Australia | 4.4%

Charter Hall Retail REIT	16,336	66,502
Investa Office Fund	26,503	84,437
Westfield Group REIT	7,582	85,650

		236,589

Brazil | 0.4%

Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,800	21,993

Canada | 3.4%

Allied Properties Real Estate Investment Trust	2,200	71,532
Boardwalk Real Estate Investment Trust	1,804	110,973

		182,505

France | 7.6%

Fonciere des Regions	1,351	105,777
Unibail-Rodamco SE	1,286	299,525

		405,302

Italy | 1.6%

Beni Stabili SpA	145,857	86,958

Japan | 1.9%

Japan Logistics Fund, Inc.	5	58,267
Nippon Building Fund, Inc.	3	41,940

		100,207

Mexico | 1.9%

Fibra Uno Administracion SA de CV	16,100	53,117
TF Administradora Industrial S de RL de CV	21,900	48,937

		102,054

Description	Shares	Value

Lazard International Realty Equity Portfolio (concluded)

Singapore | 4.6%

CDL Hospitality Trusts	45,000	$74,374
Frasers Centrepoint Trust	100,000	172,532

		246,906

United Kingdom | 5.6%

British Land Co. PLC	6,724	55,528
Derwent London PLC	2,621	85,703
Hammerson PLC	5,837	43,627
SEGRO PLC	30,509	117,886

		302,744

Total Real Estate Investment Trusts (Identified cost $1,500,541)		1,685,258

Short-Term Investment | 2.4%

State Street Institutional Treasury Money Market Fund (Identified cost $128,145)	128,145	128,145

Total Investments | 99.9% (Identified cost $4,536,223) (b)		$5,357,999

Cash and Other Assets in Excess of Liabilities | 0.1%		6,582

Net Assets | 100.0%		$5,364,581

Description	Principal Amount (000)	Value

Lazard US High Yield Portfolio

Corporate Bonds | 95.3%

Aerospace & Defense | 1.8%

Bombardier, Inc., 7.750%, 03/15/20 (e)	$1,600	$1,840,000
Huntington Ingalls Industries, Inc., 6.875%, 03/15/18	1,500	1,631,250

		3,471,250

Apparel & Textiles | 1.5%

Jones Group, Inc., 6.875%, 03/15/19	1,500	1,588,125
Levi Strauss & Co., 7.625%, 05/15/20	1,300	1,430,000

		3,018,125

Automotive | 4.2%

Chrysler Group LLC, 8.250%, 06/15/21	1,400	1,562,750
Dana Holding Corp., 6.500%, 02/15/19	1,500	1,608,750
Meritor, Inc., 8.125%, 09/15/15	215	227,362
Schaeffler Finance BV:
7.750%, 02/15/17 (e)	250	281,562
8.500%, 02/15/19 (e)	250	284,375
The Goodyear Tire & Rubber Co., 8.250%, 08/15/20	1,775	1,963,594
Tomkins LLC, 9.000%, 10/01/18	1,037	1,154,959
TRW Automotive, Inc., 8.875%, 12/01/17 (e)	1,000	1,091,250

		8,174,602

Building Materials | 4.0%

Griffon Corp., 7.125%, 04/01/18	1,705	1,841,400
HD Supply, Inc., 8.125%, 04/15/19	1,400	1,582,000
Masco Corp., 6.125%, 10/03/16	1,500	1,675,056
Owens Corning, Inc., 9.000%, 06/15/19	123	157,592
USG Corp., 9.750%, 01/15/18	675	799,875
Vulcan Materials Co., 6.500%, 12/01/16	1,600	1,792,000

		7,847,923

Description	Principal Amount (000)	Value

Cable Television | 5.5%

Cablevision Systems Corp., 7.750%, 04/15/18	$1,500	$1,681,875
CCO Holdings LLC, 7.875%, 04/30/18	1,500	1,595,625
Cequel Communications Holdings I LLC, 6.375%, 09/15/20 (e)	1,800	1,867,500
DISH DBS Corp., 7.125%, 02/01/16	775	861,219
Lynx I Corp., 5.375%, 04/15/21 (e)	1,810	1,882,400
Mediacom LLC, 9.125%, 08/15/19	175	195,344
Nara Cable Funding, Ltd., 8.875%, 12/01/18 (e)	1,075	1,126,062
Unitymedia Hessen GmbH & Co. KG, 7.500%, 03/15/19 (e)	1,400	1,531,250

		10,741,275

Chemicals | 2.0%

Ineos Finance PLC, 7.500%, 05/01/20 (e)	1,400	1,524,250
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	998,654
Tronox Finance LLC, 6.375%, 08/15/20 (e)	1,400	1,358,000

		3,880,904

Computer Services | 2.1%

First Data Corp.:
8.875%, 08/15/20 (e)	850	949,875
6.750%, 11/01/20 (e)	400	417,000
iGATE Corp., 9.000%, 05/01/16	1,200	1,306,500
Nuance Communications, Inc., 5.375%, 08/15/20 (e)	1,373	1,390,163

		4,063,538

Diversified | 0.6%

Amsted Industries, Inc., 8.125%, 03/15/18 (e)	1,100	1,182,500

Electric Generation | 2.2%

AES Corp., 8.000%, 10/15/17	1,472	1,731,440
Calpine Corp., 7.875%, 07/31/20 (e)	1,035	1,133,325

Description	Principal Amount (000)	Value

Lazard US High Yield Portfolio (continued)

GenOn Energy, Inc.:
9.500%, 10/15/18	$225	$264,937
9.875%, 10/15/20	475	543,875
NRG Energy, Inc., 8.250%, 09/01/20	525	592,594

		4,266,171

Electronics | 1.2%

Amkor Technologies, Inc., 6.625%, 06/01/21	1,400	1,414,000
Freescale Semiconductor, Inc.:
8.875%, 12/15/14	25	25,125
9.250%, 04/15/18 (e)	900	987,750

		2,426,875

Energy Exploration & Production | 3.1%

Chesapeake Energy Corp., 9.500%, 02/15/15	1,400	1,582,000
Linn Energy LLC, 6.500%, 05/15/19	1,750	1,830,937
Plains Exploration & Production Co., 6.500%, 11/15/20	1,400	1,547,000
Samson Investment Co., 9.750%, 02/15/20 (e)	1,000	1,062,500

		6,022,437

Energy Services | 3.0%

Cie Generale de Geophysique-Veritas, 7.750%, 05/15/17	1,765	1,817,950
Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	1,250	1,432,812
Expro Finance Luxembourg SCA, 8.500%, 12/15/16 (e)	429	454,740
Frac Tech Services, Inc., 8.125%, 11/15/18 (e)	727	761,533
Offshore Group Investments, Ltd., 11.500%, 08/01/15	451	491,590
PBF Holding Co., LLC, 8.250%, 02/15/20 (e)	900	990,000

		5,948,625

Financial Services | 1.7%

Icahn Enterprises LP:
7.750%, 01/15/16	500	520,625
8.000%, 01/15/18	1,100	1,177,000
International Lease Finance Corp.:
8.625%, 09/15/15	500	568,750
5.750%, 05/15/16	500	540,000
8.750%, 03/15/17	500	588,125

		3,394,500

Description	Principal Amount (000)	Value

Food & Beverages | 2.3%

Constellation Brands, Inc., 7.250%, 05/15/17	$950	$1,093,094
Del Monte Corp., 7.625%, 02/15/19	1,500	1,556,250
Post Holdings, Inc., 7.375%, 02/15/22	1,650	1,804,687

		4,454,031

Forest & Paper Products | 1.2%

Resolute Forest Products, 10.250%, 10/15/18	590	677,025
Smurfit Kappa Acquisitions, 4.875%, 09/15/18 (e)	850	867,000
Smurfit Kappa Treasury Funding, Ltd., 7.500%, 11/20/25	750	825,000

		2,369,025

Gaming | 4.8%

Boyd Gaming Corp., 9.125%, 12/01/18	1,350	1,431,844
Marina District Finance Co., Inc.:
9.500%, 10/15/15	500	515,000
9.875%, 08/15/18	500	515,000
MGM Resorts International:
7.625%, 01/15/17	750	832,500
6.625%, 12/15/21	1,000	1,048,750
Penn National Gaming, Inc., 8.750%, 08/15/19	825	932,250
Pinnacle Entertainment, Inc., 8.625%, 08/01/17	800	849,000
Scientific Games Corp., 8.125%, 09/15/18	350	382,375
Scientific Games International, Inc.:
9.250%, 06/15/19	250	275,313
6.250%, 09/01/20	850	864,875
Wynn Las Vegas LLC:
7.875%, 11/01/17	500	536,250
7.750%, 08/15/20	1,050	1,177,312

		9,360,469

Gas Distribution | 5.2%

Copano Energy LLC, 7.750%, 06/01/18	1,600	1,678,000
El Paso Corp., 7.000%, 06/15/17	650	743,423
Energy Transfer Equity LP, 7.500%, 10/15/20	1,250	1,440,625
Ferrellgas Partners LP:
8.625%, 06/15/20	520	527,800
6.500%, 05/01/21	500	516,250

Description	Principal Amount (000)	Value

Lazard US High Yield Portfolio (continued)

NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	$1,430	$1,522,950
Niska Gas Storage US LLC, 8.875%, 03/15/18	750	781,875
Rockies Express Pipeline LLC, 6.850%, 07/15/18 (e)	1,450	1,482,625
Suburban Propane Partners LP, 7.500%, 10/01/18	1,329	1,441,965

		10,135,513

Health Services | 6.0%

Apria Healthcare Group, Inc., 11.250%, 11/01/14	550	566,500
Community Health Systems, Inc., 8.000%, 11/15/19	1,400	1,550,500
Fresenius US Finance II, Inc., 9.000%, 07/15/15 (e)	525	601,125
Grifols, Inc., 8.250%, 02/01/18	1,525	1,677,500
HCA, Inc., 8.000%, 10/01/18	1,600	1,872,000
Health Management Associates, Inc., 6.125%, 04/15/16	1,000	1,097,500
Service Corp. International, 6.750%, 04/01/16	750	840,000
Tenet Healthcare Corp.:
8.875%, 07/01/19	1,000	1,125,000
4.750%, 06/01/20 (e)	700	703,500
Vanguard Health Holding Co., LLC, 8.000%, 02/01/18	1,500	1,595,625

		11,629,250

Leisure & Entertainment | 2.1%

AMC Entertainment, Inc., 8.750%, 06/01/19	950	1,042,625
Carlson Wagonlit BV, 6.875%, 06/15/19 (e)	1,300	1,355,250
Cedar Fair LP, 9.125%, 08/01/18	225	252,000
Live Nation Entertainment, Inc., 8.125%, 05/15/18 (e)	135	146,813
Royal Caribbean Cruises, Ltd., 7.250%, 06/15/16	330	373,312
Speedway Motorsports, Inc., 8.750%, 06/01/16	826	871,430

		4,041,430

Description	Principal Amount (000)	Value

Machinery | 1.6%

Case New Holland, Inc., 7.750%, 09/01/13	$200	$204,800
Terex Corp., 6.500%, 04/01/20	1,600	1,706,000
The Manitowoc Co., Inc., 8.500%, 11/01/20	1,000	1,130,000

		3,040,800

Media | 3.3%

Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22 (e)	1,750	1,846,250
Lamar Media Corp., 7.875%, 04/15/18	1,000	1,088,750
LIN Television Corp., 8.375%, 04/15/18	1,400	1,524,250
WMG Acquisition Corp., 6.000%, 01/15/21 (e)	1,800	1,885,500

		6,344,750

Metals & Mining | 5.3%

Aleris International, Inc., 7.625%, 02/15/18	1,175	1,245,500
Alpha Natural Resources, Inc., 6.000%, 06/01/19	1,250	1,153,125
ArcelorMittal, 6.000%, 03/01/21	1,400	1,471,903
Arch Coal, Inc., 7.000%, 06/15/19	1,651	1,490,027
Calcipar SA, 6.875%, 05/01/18 (e)	1,350	1,437,750
FMG Resources (August 2006) Property, Ltd., 7.000%, 11/01/15 (e)	1,800	1,885,500
Inmet Mining Corp., 8.750%, 06/01/20 (e)	1,500	1,665,000

		10,348,805

Packaging | 2.6%

Ardagh Packaging Finance PLC, 7.375%, 10/15/17 (e)	1,350	1,476,562
Reynolds Group Issuer, Inc., 5.750%, 10/15/20	1,500	1,528,125
Sealed Air Corp., 8.125%, 09/15/19 (e)	1,775	2,007,969

		5,012,656

Pharmaceutical & Biotechnology | 3.2%

Biomet, Inc., 6.500%, 08/01/20 (e)	1,750	1,857,188

Description	Principal Amount (000)	Value

Lazard US High Yield Portfolio (continued)

Mylan, Inc.:
7.625%, 07/15/17 (e)	$400	$444,660
7.875%, 07/15/20 (e)	650	758,495
Valeant Pharmaceuticals International, Inc., 6.500%, 07/15/16 (e)	1,500	1,565,625
Warner Chilcott Co., LLC, 7.750%, 09/15/18	1,575	1,683,281

		6,309,249

Printing & Publishing | 2.4%

Gannett Co., Inc., 7.125%, 09/01/18	1,676	1,826,840
R.R. Donnelley & Sons Co., 7.250%, 05/15/18	1,600	1,682,000
The McClatchy Co., 9.000%, 12/15/22 (e)	1,100	1,193,500

		4,702,340

Real Estate | 2.0%

CB Richard Ellis Services, Inc., 11.625%, 06/15/17	975	1,049,344
CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	1,600	1,600,000
DuPont Fabros Technology LP, 8.500%, 12/15/17	1,000	1,075,000
Forest City Enterprises, Inc., 7.625%, 06/01/15	142	142,000

		3,866,344

Retail | 3.5%

Ingles Markets, Inc., 8.875%, 05/15/17	1,238	1,298,353
Mead Products LLC, 6.750%, 04/30/20 (e)	1,750	1,868,125
Netflix, Inc., 5.375%, 02/01/21 (e)	1,400	1,389,500
QVC, Inc., 7.500%, 10/01/19 (e)	1,000	1,105,159
Sears Holdings Corp., 6.625%, 10/15/18	675	657,281
SuperValu, Inc., 8.000%, 05/01/16	550	572,000

		6,890,418

Steel-Producers | 2.4%

AK Steel Corp., 7.625%, 05/15/20	1,400	1,225,000
Steel Dynamics, Inc., 6.125%, 08/15/19 (e)	1,800	1,944,000

Description	Principal Amount (000)	Value

United States Steel Corp., 6.050%, 06/01/17	$1,475	$1,552,437

		4,721,437

Support Services | 3.6%

Algeco Scotsman Global Finance PLC, 8.500%, 10/15/18 (e)	1,250	1,340,625
Avis Budget Car Rental LLC, 9.625%, 03/15/18	835	942,515
Hertz Corp., 7.500%, 10/15/18	1,000	1,103,750
Iron Mountain, Inc., 8.000%, 06/15/20	1,600	1,676,000
United Rentals North America, Inc.:
9.250%, 12/15/19	1,000	1,140,000
7.375%, 05/15/20	750	832,500

		7,035,390

Technology Hardware | 0.7%

Seagate HDD Cayman, 7.750%, 12/15/18	1,175	1,288,094

Telecommunications | 8.0%

Cincinnati Bell, Inc., 8.250%, 10/15/17	1,350	1,431,000
Cricket Communications, Inc., 7.750%, 05/15/16	750	782,813
Equinix, Inc.:
8.125%, 03/01/18	1,182	1,306,110
4.875%, 04/01/20	1,800	1,813,500
Frontier Communications Corp., 8.125%, 10/01/18	1,500	1,710,000
GCI, Inc., 8.625%, 11/15/19	1,000	1,055,000
Intelsat Jackson Holdings, Ltd., 7.250%, 04/01/19	1,300	1,420,250
MetroPCS Wireless, Inc., 6.250%, 04/01/21 (e)	1,850	1,882,375
Sprint Capital Corp., 6.900%, 05/01/19	1,475	1,618,812
Wind Acquisition Finance SA, 11.750%, 07/15/17 (e)	800	848,000
Windstream Corp., 8.125%, 09/01/18	1,575	1,724,625

		15,592,485

Transportation | 2.2%

Florida East Coast Railway Corp., 8.125%, 02/01/17	1,200	1,287,000
Hapag-Lloyd AG, 9.750%, 10/15/17 (e)	1,075	1,131,438

Description	Principal Amount (000)	Value

Lazard US High Yield Portfolio (concluded)

Teekay Corp., 8.500%, 01/15/20	$1,725	$1,865,156

		4,283,594

Total Corporate Bonds (Identified cost $174,766,472)		185,864,805

Description	Shares	Value

Short-Term Investment | 2.9%

State Street Institutional Treasury Money Market Fund (Identified cost $5,559,948)	5,559,948	$5,559,948

Total Investments | 98.2% (Identified cost $180,326,420) (b)		$191,424,753

Cash and Other Assets in Excess of Liabilities | 1.8%		3,546,289

Net Assets | 100.0%		$194,971,042

Description	Principal Amount (000)	Value

Lazard US Municipal Portfolio

Municipal Bonds | 93.1%

California | 3.5%

California State, 5.000%, 02/01/22	$500	$609,515

Colorado | 6.5%

Colorado State Water Resources & Power Development Authority Wastewater Revenue Revolving Fund Series A, 5.250%, 09/01/14	500	535,190
Denver Colorado City & County Airport Revenue Series B, 5.000%, 11/15/21	500	616,395

		1,151,585

District Of Columbia | 2.7%

Metropolitan Washington D.C. Airports Authority Airport System Revenue Series B, 5.000%, 10/01/24	400	468,756

Florida | 6.6%

Florida State Board of Education Public Education Capital Outlay 2011 Series A, 5.000%, 06/01/14	535	564,511
Florida State Board of Governors University System Improvement Revenue, 5.500%, 07/01/20	500	608,515

		1,173,026

Georgia | 1.7%

Valdosta & Lowndes County Georgia Hospital Authority South Medical Center Project Series B, 5.000%, 10/01/21	250	302,457

Illinois | 13.7%

Chicago Illinois Transit Authority Capital Grant Receipts Revenue Federal Transit Administration 5307 Funds, 5.000%, 06/01/17	750	852,930
Illinois State Toll Highway Authority Senior Priority Series A, 5.000%, 01/01/16	600	661,176
Railsplitter Illinois Tobacco Settlement Authority:
4.000%, 06/01/13	350	352,037
4.125%, 06/01/16	500	542,790

		2,408,933

Description	Principal Amount (000)	Value

Indiana | 3.8%

Indiana State Health & Educational Facilities Financing Authority Hospital Revenue Clarian Health Obligation Group Series B, 5.000%, 02/15/17	$600	$666,390

Kentucky | 2.4%

Kentucky State Property & Buildings Commission Revenues Project No. 93, 5.250%, 02/01/21	350	417,154

Michigan | 6.3%

Imlay City Michigan Community Schools District, 5.000%, 05/01/18	500	553,875
Michigan State Hospital Finance Authority Trinity Health Series A, 5.250%, 12/01/15	500	558,180

		1,112,055

New York | 16.3%

Metropolitan Transportation Authority New York Transportation Revenue Series C, 5.000%, 11/15/13	685	705,248
New York State Dormitory Authority Revenues: Court Facilities Lease Westchester Series A, 5.000%, 08/01/15	565	619,613
Non State Supported Debt Brooklyn Law School Project Series A, 5.000%, 07/01/20	750	880,020
Non State Supported Debt New York University Hospital Center Series A, 5.000%, 07/01/17	585	674,090

		2,878,971

North Carolina | 3.8%

North Carolina State Eastern Municipal Power Agency Power System Revenue Series A, 5.250%, 01/01/20	595	666,204

Pennsylvania | 10.6%

Pennsylvania State Higher Educational Facilties Authority Revenue Temple University, 5.000%, 04/01/15	400	435,760
Pennsylvania State Turnpike Commission Turnpike Revenue Series B, 5.000%, 12/01/19	730	861,436
Washington County Pennsylvania Industrial Development Authority College Revenue Washington Jefferson College, 5.000%, 11/01/22	500	569,140

		1,866,336

Description	Principal Amount (000)	Value

Lazard US Municipal Portfolio (concluded)

Tennessee | 2.2%

Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Vanderbilt University Series B, 5.000%, 10/01/18	$315	$383,516

Texas | 11.4%

Houston Texas Airport System Revenue Sub Lien Series B, 5.000%, 07/01/24	350	414,526
North Texas Tollway Authority Revenue System First Tier Series A MBIA-IBC, 6.000%, 01/01/23	340	400,914
San Antonio Texas General Improvement, 5.000%, 02/01/19	545	611,152
Texas State Transportation Commission Revenue First Tier:
5.000%, 04/01/19	300	349,179
5.000%, 04/01/20	200	234,404

		2,010,175

Wisconsin | 1.6%

Wisconsin State Health & Educational Facilities Authority Revenue Gundersen Lutheran Series A, 5.000%, 10/15/17	250	290,473

Total Municipal Bonds (Identified cost $16,221,359)		16,405,546

Description	Shares	Value

Short-Term Investment | 8.0%

State Street Institutional Treasury Money Market Fund (Identified cost $1,404,904)	1,404,904	$1,404,904

Total Investments | 101.1% (Identified cost $17,626,263) (b)		$17,810,450

Liabilities in Excess of Cash and Other Assets | (1.1)%		(199,209)

Net Assets | 100.0%		$17,611,241

Description	Security Currency	Principal Amount (000)	Value

Lazard Global Fixed Income Portfolio

Corporate Bonds | 31.9%

Australia | 3.3%

Commonwealth Bank of Australia:
6.500%, 08/13/13	AUD	10	$10,501
5.750%, 09/23/13	AUD	23	24,149
Mercedes-Benz Australia/Pacific Property, Ltd., 4.500%, 05/18/15	AUD	30	31,721
Telstra Corp., Ltd., 6.250%, 04/15/15	AUD	40	43,771
Westpac Banking Corp., 6.375%, 12/10/13	AUD	25	26,479

			136,621

Brazil | 1.8%

Petrobras International Finance Co., 7.875%, 03/15/19	USD	62	75,432

Canada | 1.9%

Shaw Communications, Inc., 5.650%, 10/01/19	CAD	45	51,315
Suncor Energy, Inc., 6.100%, 06/01/18	USD	25	30,240

			81,555

Chile | 2.5%

Codelco, Inc., 3.750%, 11/04/20	USD	100	104,714

France | 1.0%

France Telecom SA, 5.375%, 07/08/19	USD	35	40,877

Italy | 1.6%

Atlantia SpA, 3.375%, 09/18/17	EUR	50	66,810

Luxembourg | 0.5%

ArcelorMittal, 5.000%, 02/25/17	USD	20	20,930

Netherlands | 1.0%

BMW Finance NV, 3.375%, 12/14/18	GBP	25	41,260

Norway | 2.6%

Statoil ASA, 6.875%, 03/11/31	GBP	50	108,473

Description	Security Currency	Principal Amount (000)	Value

United Kingdom | 2.5%

BG Energy Capital PLC, 5.125%, 12/01/25	GBP	50	$89,052
GKN Holdings PLC, 6.750%, 10/28/19	GBP	10	17,499

			106,551

United States | 13.2%

AES Corp., 7.750%, 10/15/15	USD	20	22,475
Anheuser-Busch InBev Worldwide, Inc., 9.750%, 11/17/15	BRL	100	53,520
BMW US Capital LLC, 2.375%, 12/04/15	NOK	210	35,922
Constellation Brands, Inc., 7.250%, 05/15/17	USD	20	23,012
DISH DBS Corp., 7.125%, 02/01/16	USD	20	22,225
Energizer Holdings, Inc., 4.700%, 05/19/21	USD	40	42,671
Fresenius US Finance II, Inc., 9.000%, 07/15/15	USD	20	22,900
General Electric Capital Corp., 5.500%, 02/01/17	NZD	45	39,511
Goldman Sachs Group, Inc., 6.250%, 09/01/17	USD	25	29,366
HCA, Inc., 6.500%, 02/15/20	USD	20	22,562
JPMorgan Chase & Co., 3.875%, 09/23/20	EUR	50	72,149
Marathon Oil Corp., 2.800%, 11/01/22	USD	35	34,166
Masco Corp., 6.125%, 10/03/16	USD	15	16,751
Nestle Holdings, Inc., 2.500%, 07/10/17	NOK	200	34,476
Peabody Energy Corp., 7.375%, 11/01/16	USD	15	17,100
Valeant Pharmaceuticals International, 6.750%, 10/01/17 (e)	USD	25	26,844
Valero Energy Corp., 6.125%, 02/01/20	USD	30	36,452

			552,102

Total Corporate Bonds (Identified cost $1,336,920)			1,335,325

Description	Security Currency	Principal Amount (000)	Value

Lazard Global Fixed Income Portfolio (continued)

Foreign Government Obligations | 51.0%

Australia | 2.1%

Western Australian Treasury Corp., 3.000%, 06/08/16	AUD	85	$87,563

Austria | 1.0%

Republic of Austria, 3.900%, 07/15/20	EUR	28	42,413

Bahamas | 2.1%

Commonwealth of Bahamas, 6.950%, 11/20/29	USD	70	86,625

Bermuda | 2.7%

Government of Bermuda, 5.603%, 07/20/20	USD	100	115,250

Brazil | 0.8%

Federal Republic of Brazil, 11.000%, 06/26/17	EUR	18	32,178

Canada | 5.1%

Province of British Columbia, 3.700%, 12/18/20	CAD	45	48,749
Province of Ontario, 6.250%, 06/16/15	NZD	75	66,508
Province of Quebec, 8.500%, 04/01/26	CAD	35	53,439
Province of Saskatchewan, 8.500%, 07/15/22	USD	30	44,391

			213,087

China | 3.9%

China Government Bond, 2.560%, 06/29/17	CNY	1,000	162,161

Czech Republic | 1.3%

Czech Republic, 5.000%, 06/11/18	EUR	36	54,384

Denmark | 0.9%

Kommunekredit, 2.000%, 01/01/18	DKK	200	35,913

France | 2.0%

Government of France, 4.250%, 10/25/23	EUR	55	84,088

Mexico | 6.6%

Mexican Bonos:
9.500%, 12/18/14	MXN	1,160	102,190
7.750%, 12/14/17	MXN	1,050	96,084

Description	Security Currency	Principal Amount (000)	Value

United Mexican States, 6.750%, 02/06/24	GBP	40	$76,240

			274,514

Netherlands | 4.2%

Netherlands Government Bonds:
3.750%, 01/15/23	EUR	58	88,288
2.500%, 01/15/33	EUR	68	88,792

			177,080

New Zealand | 2.0%

Auckland Council, 4.620%, 03/29/16	NZD	100	85,211

Peru | 2.4%

Peru Bono Soberano, 7.840%, 08/12/20	PEN	210	102,154

Poland | 3.8%

Poland Government Bond, 5.750%, 04/25/14	PLN	385	121,381
Republic of Poland, 6.375%, 07/15/19	USD	32	39,313

			160,694

Qatar | 2.8%

State of Qatar, 5.250%, 01/20/20	USD	100	116,800

South Africa | 1.7%

Republic of South Africa, 4.500%, 04/05/16	EUR	50	69,637

Sweden | 2.8%

Kommuninvest I Sverige AB, 2.750%, 08/12/15	SEK	370	58,284
Svensk Exportkredit AB, 7.625%, 06/30/14	NZD	65	57,158

			115,442

Turkey | 1.7%

Turkey Government Bond, 8.000%, 06/04/14	TRY	125	70,525

United Kingdom | 1.1%

United Kingdom Treasury, 4.250%, 12/07/27	GBP	25	46,682

Total Foreign Government Obligations (Identified cost $2,072,578)			2,132,401

Quasi Government Bonds | 5.3%

Canada | 1.1%

Ontario Electricity Financial Corp., 10.125%, 10/15/21	CAD	30	46,531

Description	Security Currency	Principal Amount (000)	Value

Lazard Global Fixed Income Portfolio (continued)

Germany | 4.2%

KfW:
2.875%, 10/12/16	NOK	560	$98,370
3.375%, 01/18/21	EUR	35	51,654
Landeskreditbank Baden-Wuerttemberg Foerderbank, 3.000%, 05/22/17	NOK	130	22,721

			172,745

Total Quasi Government Bonds (Identified cost $215,584)			219,276

Supranationals | 7.2%

Asian Development Bank, 2.850%, 10/21/20	CNY	500	79,976
Corporacion Andina de Fomento, 8.125%, 06/04/19	USD	55	71,106
Inter-American Development Bank:
8.120%, 07/24/14	BRL	100	50,345
6.000%, 12/15/17	NZD	30	27,577
International Bank for Reconstruction & Development, 4.250%, 01/28/15	CLP	34,000	72,009

Total Supranationals (Identified cost $302,168)			301,013

US Municipal Bonds | 4.2%

Alaska | 2.2%

Alaska State Qualified School Construction Bonds, 5.342%, 08/01/27	USD	75	93,761

Texas | 2.0%

University of Texas Build America Bonds Series B, 6.276%, 08/15/41	USD	70	82,417

Total US Municipal Bonds (Identified cost $177,325)			176,178

Description	Shares	Value

Short-Term Investment | 0.9%

State Street Institutional Treasury Money Market Fund (Identified cost $39,389)	39,389	$39,389

Total Investments | 100.5% (Identified cost $4,143,964) (b), (g)		$4,203,582

Liabilities in Excess of Cash and Other Assets | (0.5)%		(22,179)

Net Assets | 100.0%		$4,181,403

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at March 31, 2013:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Purchase Contracts
AUD	CAN	05/15/13	12,542	$13,000	$13,017	$17	$—
BRL	CAN	04/18/13	51,982	26,399	25,677	—	722
CAD	RBC	05/15/13	214,972	213,746	211,415	—	2,331
CHF	CAN	05/15/13	4,175	4,407	4,401	—	6
CHF	CAN	05/15/13	87,369	95,329	92,084	—	3,245
DKK	CSF	05/15/13	411,866	73,846	70,853	—	2,993
EUR	CIT	05/15/13	36,116	47,009	46,309	—	700
EUR	CIT	05/15/13	58,599	76,551	75,137	—	1,414
EUR	CIT	05/15/13	76,709	98,699	98,357	—	342
EUR	CIT	05/15/13	134,452	180,276	172,396	—	7,880
GBP	HSB	05/15/13	34,722	53,000	52,747	—	253
JPY	HSB	05/15/13	61,088,978	655,342	649,138	—	6,204
KRW	SCB	05/15/13	2,034,040	1,854	1,824	—	30
MXN	HSB	05/15/13	77,063	6,169	6,214	45	—
NOK	HSB	05/15/13	261,774	44,620	44,745	125	—
NOK	HSB	05/15/13	443,375	76,839	75,786	—	1,053
PEN	SCB	05/06/13	120,000	46,279	46,284	5	—
PLN	HSB	05/15/13	75,498	23,452	23,105	—	347
PLN	HSB	05/15/13	75,498	23,646	23,106	—	540
RUB	HSB	05/15/13	744,473	23,960	23,776	—	184
SEK	CAN	05/15/13	313,353	48,214	48,042	—	172
SGD	SSB	05/15/13	10,697	8,623	8,625	2	—

Total Forward Currency Purchase Contracts				$1,841,260	$1,813,038	$194	$28,416

Forward Currency Sale Contracts
AUD	CAN	05/15/13	39,684	$41,076	$41,187	$—	$111
AUD	CAN	05/15/13	68,734	70,455	71,338	—	883
BRL	CAN	04/18/13	127,641	64,478	63,051	1,427	—
CAD	RBC	05/15/13	296,159	296,003	291,259	4,744	—
CHF	CAN	05/15/13	91,545	96,000	96,484	—	484
DKK	CSF	05/15/13	522,786	91,000	89,935	1,065	—
EUR	CIT	05/15/13	28,082	37,653	36,007	1,646	—
EUR	CIT	05/15/13	35,856	46,561	45,975	586	—
GBP	HSB	05/15/13	7,595	11,892	11,537	355	—
GBP	HSB	05/15/13	30,367	45,518	46,130	—	612
JPY	HSB	05/15/13	9,035,629	95,941	96,014	—	73
KRW	SCB	05/15/13	2,034,040	1,872	1,824	48	—
MXN	HSB	05/15/13	722,523	56,000	58,258	—	2,258
MXN	HSB	05/15/13	1,108,470	86,175	89,378	—	3,203
NOK	HSB	05/15/13	1,816,491	329,785	310,491	19,294	—
NZD	JPM	05/15/13	270,937	225,437	226,061	—	624
PEN	SCB	05/06/13	126,347	49,000	48,732	268	—
PEN	SCB	05/06/13	139,218	53,690	53,696	—	6
PLN	HSB	05/15/13	75,498	23,645	23,105	540	—

Lazard Global Fixed Income Portfolio (concluded)

Forward Currency Contracts open at March 31, 2013 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Sale Contracts (concluded)
PLN	HSB	05/15/13	141,331	$45,206	$43,253	$1,953	$—
PLN	HSB	05/15/13	299,397	95,764	91,627	4,137	—
SEK	CAN	05/15/13	512,582	80,556	78,587	1,969	—
TRY	HSB	05/15/13	94,618	51,837	52,016	—	179

Total Forward Currency Sale Contracts				$1,995,544	$1,965,945	38,032	8,433

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$38,226	$36,849

Description	Shares	Value

Lazard Capital Allocator Opportunistic Strategies Portfolio

Exchange-Traded Funds | 89.3%

EGShares Emerging Markets Consumer ETF	422,400	$11,231,616
Financial Select Sector SPDR Fund	915,800	16,658,402
iShares S&P Global Consumer Staples Index Fund	169,400	13,977,194
iShares S&P Global Energy Sector Index Fund	267,900	10,697,247
iShares S&P Global Industrials Index Fund	230,900	13,694,679
iShares S&P North American Technology Sector Index Fund	200,800	14,582,096
Market Vectors Agribusiness ETF	268,700	14,550,105
Market Vectors Gold Miners ETF	254,100	9,617,685
PowerShares Build America Bond Portfolio	368,900	11,173,981
PowerShares Financial Preferred Portfolio	284,100	5,264,373
PowerShares Senior Loan Portfolio	222,300	5,581,953
SPDR Barclays High Yield Bond ETF	575,000	23,638,250
SPDR Gold Trust (a)	90,200	13,931,390
SPDR S&P China ETF	164,000	11,471,800
Vanguard Short-Term Corporate Bond ETF	277,700	22,304,864
WisdomTree Japan Hedged Equity Fund	350,800	15,147,544

Total Exchange-Traded Funds (Identified cost $205,795,273)		213,523,179

Closed-End Management Investment Company | 5.2%

JPMorgan European Smaller Companies Trust PLC (Identified cost $10,739,807)	954,700	12,315,753

Short-Term Investment | 5.8%

State Street Institutional Treasury Money Market Fund (Identified cost $13,890,825)	13,890,825	13,890,825

Total Investments | 100.3% (Identified cost $230,425,905) (b)		$239,729,757

Liabilities in Excess of Cash and Other Assets | (0.3)%		(599,570)

Net Assets | 100.0%		$239,130,187

Lazard Capital Allocator Opportunistic Strategies Portfolio (concluded)

Forward Currency Sale Contract open at March 31, 2013:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation

GBP	SSB	06/19/13	6,715,493	$10,129,045	$10,199,775	$70,730

Total Return Swap Agreements open at March 31, 2013:

Currency	Counterparty	Notional Amount	Expiration Date	Pay	Receive	Unrealized Depreciation

USD	GSC	250,758	10/30/13	1 Month USD LIBOR plus 0.40%	Appreciation, and dividends paid, on securities in the Equity Basket	$4,865
USD	GSC	5,900,492	12/19/13	1 Month USD LIBOR plus 0.40%	Appreciation, and dividends paid, on securities in the Equity Basket	341,172

Gross unrealized depreciation on Total Return Swap Agreements						$346,037

(a)	Non-income producing security.
(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

US Equity Concentrated	$144,486,492	$16,820,463	$634,883	$16,185,580
US Strategic Equity	76,010,133	16,069,522	1,901,103	14,168,419
US Mid Cap Equity	53,091,963	7,090,972	1,998,262	5,092,710
US Small-Mid Cap Equity	285,171,790	45,716,196	5,753,405	39,962,791
Global Listed Infrastructure	300,222,758	21,992,348	3,658,543	18,333,805
International Equity	131,308,140	27,012,566	1,989,987	25,022,579
International Equity Select	14,098,528	1,637,579	259,206	1,378,373
International Strategic Equity	1,249,341,944	250,232,712	13,000,666	237,232,046
International Small Cap Equity	45,158,986	16,209,923	1,387,010	14,822,913
Emerging Markets Equity	14,277,966,168	2,844,520,894	1,357,134,209	1,487,386,685
Developing Markets Equity	687,334,474	36,777,068	50,052,082	(13,275,014)
Emerging Markets Equity Blend	269,532,436	25,977,464	11,870,998	14,106,466
Emerging Markets Multi-Strategy	197,707,762	8,206,625	5,641,548	2,565,077
Emerging Markets Debt	334,248,872	9,447,225	4,803,576	4,643,649
US Realty Income	149,781,023	11,988,317	141,520	11,846,797
US Realty Equity	88,839,684	6,899,761	949,753	5,950,008
International Realty Equity	4,536,223	919,962	98,186	821,776
US High Yield	180,326,420	11,600,230	501,897	11,098,333
US Municipal	17,626,263	215,122	30,935	184,187
Global Fixed Income	4,143,964	87,372	27,754	59,618
Capital Allocator Opportunistic Strategies	230,425,905	9,620,875	317,023	9,303,852

(c)	Private placements.
(d)

Security valued using Level 2 inputs, based on reference to a similar security from the same issuer which was trading on an active market, under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy.

(e)

Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers”, and are considered to be liquid at March 31, 2013. The percentage of net assets are as follows:

Portfolio	Percentage of Net Assets

Emerging Markets Equity	1.8%
Emerging Markets Equity Blend	0.6
Emerging Markets Multi-Strategy	2.6
Emerging Markets Debt	10.0
US High Yield Portfolio	30.7
Global Fixed Income	0.6

(f)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at March 31, 2013 which may step up at a future date.

(g)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

Currency Abbreviations:
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNY — Chinese Renminbi
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
DOP — Dominican Republic Peso
EUR — Euro
GBP —British Pound Sterling
GHS —Ghanaian Cedi
HUF — Hungarian Forint
IDR — Indonesian Rupiah
INR — Indian Rupee
JPY — Japanese Yen
KRW — South Korean Won
KZT — Kazakhstan Tenge
MXN — Mexican New Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zloty
RON — New Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — New Turkish Lira
UGX — Ugandan Shilling
USD — United States Dollar
UYU — Uruguayan Peso
ZAR — South African Rand
ZMW — Zambian Kwacha

Counterparty Abbreviations:
BNP — BNP Paribas SA
BRC — Barclays Bank PLC
CAN — Canadian Imperial Bank of Commerce
CIT — Citibank NA
CSF — Credit Suisse Group AG
GSC — Goldman Sachs Group, Inc.
HSB — HSBC Bank USA
ING — ING Bank NV
JPM — JPMorgan Chase Bank
MEL — Mellon Bank NA
RBC — Royal Bank of Canada
SCB — Standard Chartered Bank
SSB — State Street Bank and Trust Co.
UBS — UBS AG

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry	Lazard Global Listed Infrastructure Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Strategic Equity Portfolio	Lazard International Small Cap Equity Portfolio	Lazard Emerging Markets Equity Portfolio
Agriculture	—%	1.1%	0.9%	—%	—%	0.6%
Airport Development & Maintenance	16.7	—	—	—	—	—
Alcohol & Tobacco	—	6.7	6.8	6.1	—	4.6
Automotive	—	2.7	2.3	3.4	1.4	—
Banking	—	11.2	14.3	8.5	3.2	22.0
Cable Television	1.4	—	1.0	1.3	—	—
Chemicals	—	—	—	1.6	2.9	1.2
Commercial Services	—	1.1	2.5	1.7	14.5	4.6
Computer Software	—	1.7	2.8	—	—	3.8
Construction & Engineering	3.0	—	—	—	—	1.2
Consumer Products	—	1.1	1.0	5.1	1.1	—
Diversified	—	0.7	1.0	2.1	—	1.4
Electric	18.4	1.5	0.9	—	—	—
Energy Exploration & Production	—	—	0.8	1.1	—	4.1
Energy Integrated	—	4.6	3.7	1.9	1.0	2.8
Energy Services	3.8	2.1	2.6	3.7	5.6	—
Financial Services	—	2.3	0.2	4.7	11.3	3.3
Food & Beverages	—	—	0.9	6.4	1.1	0.9
Forest & Paper Products	—	2.1	1.6	5.2	0.9	1.1
Gas Utilities	14.8	—	—	—	—	—
Health Services	—	1.1	1.1	2.3	5.0	—
Household and Personal Products	—	3.2	3.3	—	2.2	3.2
Housing	—	3.8	1.2	2.9	2.4	1.5
Insurance	—	4.6	4.1	6.1	1.6	1.1
Leisure & Entertainment	—	5.5	4.2	8.7	4.9	1.8
Manufacturing	—	8.6	7.2	5.1	12.9	4.2
Medical Products	—	0.7	0.9	1.0	3.9	—
Metals & Mining	—	1.7	2.7	—	—	3.9
Pharmaceutical & Biotechnology	—	11.4	9.8	8.3	3.6	—
Real Estate	—	—	—	—	3.0	—
Retail	—	5.6	2.2	6.7	8.6	5.2
Semiconductors & Components	—	2.0	4.5	—	2.3	6.4
Technology	—	3.0	2.4	—	—	1.5
Technology Hardware	—	—	—	—	1.8	0.8
Telecommunications	—	3.1	5.7	—	—	14.3
Transportation	34.6	2.0	2.2	2.4	2.5	2.0
Water	4.5	—	—	—	—	—
Subtotal	97.2	95.2	94.8	96.3	97.7	97.5
Short-Term Investments	3.8	—	4.1	3.3	1.4	1.9
Repurchase Agreement	—	4.0	—	—	—	—
Total Investments	101.0%	99.2%	98.9%	99.6%	99.1%	99.4%

Industry	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Blend Portfolio	Lazard Emerging Markets Multi- Strategy Portfolio	Lazard Emerging Markets Debt Portfolio	Lazard International Realty Equity Portfolio	Lazard Global Fixed Income Portfolio
Agriculture	1.3%	1.5%	1.2%	0.2%	—%	—%
Alcohol & Tobacco	—	1.4	1.0	0.1	—	1.3
Apparel & Textiles	0.8	0.5	0.3	—	—	—
Automotive	3.6	1.5	1.1	0.2	—	3.0
Banking	22.0	20.1	14.5	4.0	—	3.7
Building Materials	—	—	0.3	0.4	—	0.4
Cable Television	—	—	—	—	—	1.8
Commercial Services	—	1.1	0.8	0.2	—	—
Computer Software	4.6	4.1	2.7	—	—	—
Construction & Engineering	1.5	1.9	1.5	0.4	—	—
Consumer Products	0.8	1.1	0.8	—	—	1.0
Diversified	—	1.1	0.7	—	—	—
Electric	0.7	—	—	0.6	—	1.1
Electric Generation	—	—	—	—	—	0.5
Energy	—	—	0.6	3.5	—	—
Energy Exploration & Production	4.8	3.0	2.1	0.9	—	3.0
Energy Integrated	4.7	4.4	3.5	3.4	—	5.3
Energy Services	2.8	2.5	1.9	0.3	—	0.7
Financial Services	3.4	2.0	1.4	—	—	5.2
Food & Beverages	—	1.6	1.0	0.1	—	1.4
Forest & Paper Products	—	1.7	1.2	0.1	—	—
Health Services	—	—	—	—	—	1.1
Household and Personal Products	1.3	1.5	1.0	—	—	—
Housing	—	0.4	0.3	—	1.1	—
Insurance	1.9	2.5	1.7	—	—	—
Leisure & Entertainment	1.7	4.3	3.0	0.2	—	—
Manufacturing	10.0	6.6	4.5	—	—	—
Metals & Mining	4.3	4.4	3.3	0.3	—	3.4
Pharmaceutical & Biotechnology	2.3	2.1	1.3	—	—	0.7
Real Estate	4.2	1.5	1.0	—	96.4	—
Restaurants	—	—	0.1	0.3	—	—
Retail	5.1	3.6	2.4	—	—	—
Semiconductors & Components	5.0	6.3	4.3	—	—	—
Technology	—	—	—	—	—	—
Technology Hardware	3.9	3.7	2.5	—	—	—
Telecommunications	0.9	5.6	4.1	1.3	—	2.0
Transportation	4.0	2.8	1.9	0.2	—	1.6
Subtotal	95.6	94.8	68.0	16.7	97.5	37.2
Foreign Government Obligations	—	—	5.5	72.9	—	51.0
Supranationals	—	—	0.1	0.3	—	7.2
US Municipal Bonds	—	—	—	—	—	4.2
US Treasury Securities	—	—	15.4	—	—	—
Short-Term Investments	4.6	5.2	9.2	9.3	2.4	0.9
Total Investments	100.2%	100.0%	98.2%	99.2%	99.9%	100.5%

Valuation of Investments:
Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Exchange-traded options are valued at the last sales prices at the close of business on the exchanges on which they trade (which is normally 4:10 p.m. Eastern time). Swap agreements, such as credit default and interest rate swap agreements and swap agreements with respect to equity securities, are valued by an independent pricing service. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value. Repurchase agreements are valued at the principal amounts plus accrued interest.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in 60 days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”), which meets periodically under the direction of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of foreign securities may be determined with the assistance of an independent pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices or relevant ADRs or future contracts. Foreign securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Fair Value Measurements:
Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of The Lazard Funds, Inc. (the “Fund”). Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following tables summarize the valuation of the Portfolios’ investments by each fair value hierarchy level as of March 31, 2013:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2013

US Equity Concentrated Portfolio
Common Stocks	$141,759,455	$—	$—	$141,759,455
Short-Term Investment	—	18,912,617	—	18,912,617

Total	$141,759,455	$18,912,617	$—	$160,672,072

US Strategic Equity Portfolio
Common Stocks	$88,684,735	$—	$—	$88,684,735
Preferred Stock*	—	—	—	—
Short-Term Investment	—	1,493,817	—	1,493,817

Total	$88,684,735	$1,493,817	$—	$90,178,552

US Mid Cap Equity Portfolio
Common Stocks	$57,796,306	$—	$—	$57,796,306
Preferred Stock*	—	—	—	—
Short-Term Investment	—	388,367	—	388,367

Total	$57,796,306	$388,367	$—	$58,184,673

US Small-Mid Cap Equity Portfolio
Common Stocks	$315,190,581	$—	$—	$315,190,581
Preferred Stock*	—	—	—	—
Repurchase Agreement	—	9,944,000	—	9,944,000

Total	$315,190,581	$9,944,000	$—	$325,134,581

Global Listed Infrastructure Portfolio
Assets:
Common Stocks	$306,482,066	$—	$—	$306,482,066
Short-Term Investment	—	12,074,497	—	12,074,497
Other Financial Instruments**
Forward Currency Contracts	—	1,443,962	—	1,443,962

Total	$306,482,066	$13,518,459	$—	$320,000,525

Liabilities:
Other Financial Instruments**
Forward Currency Contracts	$—	$(793,579)	$—	$(793,579)

International Equity Portfolio
Common Stocks:
Russia	$—	$2,290,056	$—	$2,290,056
Thailand	—	1,700,136	—	1,700,136
Other	145,966,527	—	—	145,966,527
Repurchase Agreement	—	6,374,000	—	6,374,000

Total	$145,966,527	$10,364,192	$—	$156,330,719

International Equity Select Portfolio
Common Stocks:
Russia	$201,406	$336,305	$—	$537,711
Other	14,297,445	—	—	14,297,445
Short-Term Investment	—	641,745	—	641,745

Total	$14,498,851	$978,050	$—	$15,476,901

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2013

International Strategic Equity Portfolio
Common Stocks:
Russia	$—	$16,932,005	$—	$16,932,005
Other	1,420,468,774	—	—	1,420,468,774
Short-Term Investment	—	49,173,211	—	49,173,211

Total	$1,420,468,774	$66,105,216	$—	$1,486,573,990

International Small Cap Equity Portfolio
Common Stocks	$57,872,683	$—	$—	$57,872,683
Preferred Stocks	1,282,896	—	—	1,282,896
Short-Term Investment	—	826,320	—	826,320

Total	$59,155,579	$826,320	$—	$59,981,899

Emerging Markets Equity Portfolio
Common Stocks:
Russia	$831,355,609	$826,335,175	$—	$1,657,690,784
Thailand	193,229,790	251,657,161	—	444,886,951
Other	13,161,018,464	—	—	13,161,018,464
Preferred Stock	205,078,183	—	—	205,078,183
Short-Term Investment	—	296,678,471	—	296,678,471

Total	$14,390,682,046	$1,374,670,807	$—	$15,765,352,853

Developing Markets Equity Portfolio
Common Stocks:
Russia	$104,169,252	$14,974,150	$—	$119,143,402
Other	512,336,155	—	—	512,336,155
Preferred Stock	11,821,574	—	—	11,821,574
Short-Term Investment	—	30,758,329	—	30,758,329

Total	$628,326,981	$45,732,479	$—	$674,059,460

Emerging Markets Equity Blend Portfolio
Common Stocks:
Russia	$39,537,416	$7,044,179	$—	$46,581,595
Thailand	—	3,150,861	—	3,150,861
Other	211,903,050	—	—	211,903,050
Preferred Stocks	7,223,604	—	—	7,223,604
Warrant	41,300	—	—	41,300
Short-Term Investment	—	14,738,492	—	14,738,492

Total	$258,705,370	$24,933,532	$—	$283,638,902

Emerging Markets Multi-Strategy Portfolio
Assets:
Common Stocks:
Russia	$19,295,604	$3,456,591	$—	$22,752,195
Thailand	—	1,504,082	—	1,504,082
Other	102,269,627	—	—	102,269,627
Preferred Stocks	3,543,327	—	—	3,543,327
Warrant	20,466	—	—	20,466
Corporate Bonds		6,450,775	—	6,450,775

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2013

Foreign Government Obligations		11,202,062	—	11,202,062
Quasi Government Bonds	—	2,159,013	—	2,159,013
Supranationals	—	141,974	—	141,974
US Treasury Securities	—	31,445,565	—	31,445,565
Short-Term Investment	—	18,783,753	—	18,783,753
Other Financial Instruments**
Forward Currency Contracts	—	465,114	—	465,114
Interest Rate Swap Agreements	—	152	—	152
Purchased Options	—	12,300	—	12,300

Total	$125,129,024	$75,621,381	$—	$200,750,405

Liabilities:
Other Financial Instruments**
Forward Currency Contracts	$—	$(334,936)	$—	$(334,936)
Interest Rate Swap Agreements	—	(31,364)	—	(31,364)

Total	$—	$(366,300)	$—	$(366,300)

Emerging Markets Debt Portfolio
Assets:
Corporate Bonds	$—	$26,303,759	$—	$26,303,759
Foreign Government Obligations	—	249,229,166	—	249,229,166
Quasi Government Bonds	—	30,624,583	—	30,624,583
Supranationals	—	794,614	—	794,614
Short-Term Investment	—	31,940,399	—	31,940,399
Other Financial Instruments**
Forward Currency Contracts	—	560,008	—	560,008
Purchased Options	—	53,800	—	53,800

Total	$—	$339,506,329	$—	$339,506,329

Liabilities:
Other Financial Instruments**
Forward Currency Contracts	$—	$(863,721)	$—	$(863,721)
Interest Rate Swap Agreements	—	(204,919)	—	(204,919)

Total	$—	$(1,068,640)	$—	$(1,068,640)

US Realty Income Portfolio
Common Stocks	$9,696,876	$—	$1,290	$9,698,166
Preferred Stocks	57,798,222	—	—	57,798,222
Real Estate Investment Trusts	90,247,631	—	—	90,247,631
Short-Term Investment	—	3,883,801	—	3,883,801

Total	$157,742,729	$3,883,801	$1,290	$161,627,820

US Realty Equity Portfolio
Common Stock	$2,198,067	$—	$—	$2,198,067
Real Estate Investment Trusts	90,005,463	—	—	90,005,463
Short-Term Investment	—	2,586,162	—	2,586,162
Other Financial Instruments**
Purchased Options	162,200	—	—	162,200

Total	$92,365,730	$2,586,162	$—	$94,951,892

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2013

International Realty Equity Portfolio
Common Stocks		$3,492,714	$—	$—	$3,492,714
Open-End Management Investment Company		51,882	—	—	51,882
Real Estate Investment Trusts		1,685,258	—	—	1,685,258
Short-Term Investment		—	128,145	—	128,145

Total		$5,229,854	$128,145	$—	$5,357,999

US High Yield Portfolio
Corporate Bonds		$—	$185,864,805	$—	$185,864,805
Short-Term Investment		—	5,559,948	—	5,559,948

Total	$		$191,424,753	$—	$191,424,753

US Municipal Portfolio
Municipal Bonds		$—	$16,405,546	$—	$16,405,546
Short-Term Investment		—	1,404,904	—	1,404,904

Total	$		$17,810,450	$—	$17,810,450

Global Fixed Income Portfolio
Corporate Bonds		$—	$1,335,325	$—	$1,335,325
Foreign Government Obligations		—	2,132,401	—	2,132,401
Quasi Government Bonds		—	219,276	—	219,276
Supranationals		—	301,013	—	301,013
US Municipal Bonds		—	176,178	—	176,178
Short-Term Investment		—	39,389	—	39,389
Other Financial Instruments**
Forward Currency Contracts		—	38,226	—	38,226

Total		$—	$4,241,808	$—	$4,241,808

Liabilities:
Other Financial Instruments**
Forward Currency Contracts		$—	$(36,849)	$—	$(36,849)

Capital Allocator Opportunistic Strategies Portfolio
Assets:
Exchange-Traded Funds		$213,523,179	$—	$—	$213,523,179
Closed-End Management Investment Company		12,315,753	—	—	12,315,753
Short-Term Investment		—	13,890,825	—	13,890,825

Total		$225,838,932	$13,890,825	$—	$239,729,757

Liabilities:
Other Financial Instruments**
Forward Currency Contract		$—	$(70,730)	$—	$(70,730)
Total Return Swap Agreements		—	(346,037)	—	(346,037)

Total		$—	$(416,767)	$—	$(416,767)

* The preferred stock was reported in the Portfolios of Investments at zero market value.
** Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

Certain common stocks (See footnote (d)) included in Level 2 were valued based on reference to similar securities from the same issuers which were trading on active markets. The fixed-income securities included in Level 2 were valued on the basis of prices provided by independent pricing services. The forward currency contracts included in Level 2 were valued using quotations provided by an independent pricing service. The options included in Level 2 were valued at the last sales prices at the close of business of the exchanges on which they trade. The swap agreements included in Level 2 were valued by an independent pricing service. The short-term investment included in Level 2 (a pooled investment fund) was valued at the fund’s net asset value. The repurchase agreements included in Level 2 were valued at the principal amounts plus accrued interest.

The fair value measurement process for the Level 3 preferred stock of Better Place, Inc., a company that is working to build the infrastructure to deliver a range of services relating to the use of electric vehicles, including battery charging and swap stations, includes significant unobservable inputs, including the continued monitoring of management changes, the implementation of the company’s business plan, and the application and timeliness of financing activities. Significant increases (decreases) in any of these inputs, in isolation or in combination, could result in a significantly higher (lower) fair value measurement.

In connection with the periodic implementation of fair value pricing procedures with respect to foreign securities, certain equity securities (other than those securities described in footnote (d)) in the Global Listed Infrastructure, International Equity, International Equity Select, International Strategic Equity, International Small Cap Equity, Emerging Markets Equity, Developing Markets Equity, Emerging Markets Equity Blend, Emerging Markets Multi-Strategy, and International Realty Equity Portfolios were transferred from Level 1 to Level 2 as a result of fair value pricing procedure triggers being met and would revert to Level 1 when the fair value pricing procedure triggers are no longer met. There were no other transfers into or out of Levels 1, 2, or 3 during the period ended March 31, 2013.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended March 31, 2013:

Description	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2013	Net Change in Unrealized Depreciation from Investments Still Held at March 31, 2013

US Strategic Equity
Preferred Stock*	$23,582	$—	$—	$(23,582)	$—	$—	$—	$—	$—	$(23,582)

US Mid Cap Equity
Preferred Stock*	$67,990	$—	$—	$(67,990)	$—	$—	$—	$—	$—	$(67,990)

US Small-Mid Cap Equity
Preferred Stock*	$23,551	$—	$—	$(23,551)	$—	$—	$—	$—	$—	$(23,551)

US Realty Income
Common Stock	$—	$—	$45,919	$1,290	$546,191	$(592,110)	$—	$—	$1,290	$1,290

* The preferred stock was reported in the Porfolios of Investments at zero market value.

Item 2.	Controls and Procedures.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2013

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	May 30, 2013